UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport & Port Revenue – 1.2%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,068,640

General Obligations - General Purpose – 7.0%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,098,660
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	660,692
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	168,070
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	305,598
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	261,805
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,085,795
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,016,630
State of California, 6%, 2039	550,000	562,639
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	765,420

		$5,925,309

General Obligations - Improvement – 3.0%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,027,930
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	853,109
Guam Government, “A”, 6.75%, 2029	50,000	51,554
Guam Government, “A”, 7%, 2039	60,000	61,800
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	525,730

		$2,520,123

General Obligations - Schools – 8.5%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,054,313
Huntsville, AL, School Warrants “B”, 5%, 2029	500,000	540,040
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,663,778
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	919,556
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,048,710
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	970,790

		$7,197,187

Healthcare Revenue - Hospitals – 16.2%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$208,952
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	752,977
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,502,370
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	773,212
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	402,785
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	576,793
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	789,007
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	291,933
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	995,810
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	810,477
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,134,305
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	260,332
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), NATL, 5.75%, 2014	1,000,000	989,900
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	250,096
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,055,809
Montgomery County, OH, Rev. (Catholic Health Initiatives), “A”, 5%, 2039	375,000	371,183
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	448,740

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	$165,000	$162,682
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	445,000	437,337
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	512,545
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	169,713
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	540,759
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	340,000	301,067

		$13,738,784

Industrial Revenue - Metals – 0.6%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$508,745

Industrial Revenue - Other – 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$423,056

Industrial Revenue - Paper – 2.2%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$175,480
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	573,410
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	750,000	645,165
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	505,215

		$1,899,270

Miscellaneous Revenue - Other – 0.2%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$200,000	$206,560

Multi-Family Housing Revenue – 2.3%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$930,000	$930,205
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	992,112

		$1,922,317

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$5,960,000	$292,338
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	394,472

		$686,810

Single Family Housing - State – 1.3%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$35,000	$35,237
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	690,000	708,175
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	370,000	371,598
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	35,000	35,237

		$1,150,247

State & Local Agencies – 8.2%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,549,194
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	1,000,000	1,044,320
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,109,960
Alabama Public School & College Authority Rev., “A”, 5%, 2029	1,000,000	1,029,980

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	$500,000	$520,225
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	147,643
Mobile, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2033	1,500,000	1,540,320

		$6,941,642

Tax - Other – 0.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$94,850
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,009
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	235,000	235,317
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	62,090
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	63,746

		$486,012

Toll Roads – 0.8%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$690,000	$707,009

Universities - Colleges – 15.8%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community
College), ASSD GTY, 5%, 2034	$1,300,000	$1,330,303
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	1,045,900
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,086,320
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,031,410
Auburn University, General Fee Rev., FSA, 5%, 2038 (f)	2,000,000	2,050,880
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,026,920
Troy University, Facilities Rev., “A”, ASSD GTY, 4.5%, 2028	1,000,000	991,170
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,573,803
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,017,660
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,031,160
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,051,750
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	157,017

		$13,394,293

Utilities - Investor Owned – 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$420,000	$454,768
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	70,000	74,309

		$529,077

Utilities - Municipal Owned – 6.5%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,037,720
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,441,445
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	145,857
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	488,840
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	399,284

		$5,513,146

Utilities - Other – 1.6%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,057,790
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	300,800

		$1,358,590

Water & Sewer Utility Revenue – 19.1%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$736,665
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,030,500
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,001,530
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	758,782

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	$1,500,000	$1,504,575
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,016,650
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,377,517
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	390,032
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 5%, 2040	1,190,000	1,214,026
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	779,272
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,042,600
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	185,000	218,217
Huntsville, AL, Water System Rev., FSA, 5%, 2033	1,000,000	1,057,060
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., FSA, 5%, 2024	1,000,000	1,064,290
Phenix City, AL, Water & Sewer Rev., “A”, ASSD GTY, 5%, 2034	1,000,000	1,006,780
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	635,000	617,010

		$16,224,946

Total Municipal Bonds		$82,401,763

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	1,464,601	$1,464,601

Total Investments		$83,866,364

Other Assets, Less Liabilities – 1.3%		1,087,486

Net Assets – 100.0%		$84,953,850

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$82,401,763	$—	$82,401,763
Mutual Funds	1,464,601	—	—	1,464,601

Total Investments	$1,464,601	$82,401,763	$—	$83,866,364

Other Financial Instruments
Futures	$44,476	$—	$—	$44,476

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$82,026,039

Gross unrealized appreciation	$2,755,053
Gross unrealized depreciation	(914,728)

Net unrealized appreciation (depreciation)	$1,840,325

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	9	$1,038,375	Mar-10	$44,476

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,959,869	23,159,975	(23,655,243)	1,464,601

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,291	$1,464,601

6

MFS® Arkansas Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport & Port Revenue – 0.5%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$800,424

General Obligations - General Purpose – 8.9%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,464,198
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	887,358
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	312,796
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	561,098
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	6,000,000	6,137,820
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	357,771
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	532,455
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	529,720
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,932,140
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	412,997
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	445,712
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,201,964
State of California, 6%, 2039	1,160,000	1,186,657

		$15,962,686

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$55,000	$56,710
Guam Government, “A”, 5.25%, 2037	255,000	212,489
Guam Government, “A”, 7%, 2039	65,000	66,950

		$336,149

General Obligations - Schools – 8.1%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,162,104
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	946,900
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	1,055,827
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	966,460
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,904,797
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,505,325
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,003,600
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,427,058
Pine Bluff, AR, School District Construction, NATL, 4.75%, 2033	565,000	565,271
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,026,800
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	939,161
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	371,434
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	738,139

		$14,612,876

Healthcare Revenue - Hospitals – 12.7%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$501,890
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	3,735,000	3,921,115
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	701,438
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	945,020
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	780,870
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	1,500,000	1,471,560
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	555,000	549,156
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	796,125
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	167,083
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	520,664
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,095,915

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	$1,000,000	$1,017,840
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	275,000	286,179
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	443,567
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	106,730
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,105,000	1,062,303
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	355,000	350,012
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6.125%, 2039	490,000	479,127
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	504,500
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	727,374
Orange County, FL, Health Facilities Authority Rev. (The Nemours Foundation), “A”, 5%, 2039	375,000	374,426
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	785,640
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	375,000	390,285
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2021	1,000,000	1,080,730
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	850,000	835,363
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	904,700
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,060,102
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	675,000	597,706
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	450,000	428,211

		$22,885,631

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$335,452

Industrial Revenue - Paper – 0.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$252,295
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	234,285
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	303,093

		$789,673

Multi-Family Housing Revenue – 0.6%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,009,560

Sales & Excise Tax Revenue – 2.0%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$970,470
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,159,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	9,770,000	479,219
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	996,042

		$3,604,901

Single Family Housing - Local – 4.5%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,444,520
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	2,677	2,684
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,268,558

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., NATL, 7.5%, 2010 (c)	$1,250,000	$1,303,050

		$8,018,812

Single Family Housing - State – 6.1%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$160,000	$157,069
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	90,000	90,127
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,562,605
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,155,000	1,187,502
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	652,087
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	200,000	200,026
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	890,000	855,539
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,550,000	1,549,923
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	446,193
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	3,000,000	3,199,890
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,115,970

		$11,016,931

State & Local Agencies – 5.5%
Arkansas Development Finance Authority Rev., FSA, 5%, 2034	$1,000,000	$1,030,600
Arkansas Development Finance Authority Rev., “A”, FSA, 5%, 2014	1,185,000	1,365,191
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	506,085
Arkansas Development Finance Authority Rev., Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	177,548
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,554,950
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), FSA, 5%, 2027	3,205,000	3,359,417
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	285,000	280,563
Farmington, AR, School District No. 6, 4.6%, 2033	635,000	643,801

		$9,918,155

Tax - Other – 4.2%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$2,000,000	$2,099,540
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	490,000	489,226
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	65,020
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,228,225
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	764,992
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	505,000	505,682
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	128,956
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	135,459
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	132,396

		$7,549,496

Tobacco – 1.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$925,360

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer
Research Center Project), AMBAC, 0%, 2027	$1,940,000	$837,808
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	251,819

		$2,014,987

Transportation - Special Tax – 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority, “B”, NATL, 5.875%, 2010 (c)	$2,000,000	$2,075,500
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	726,405
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	490,284

		$3,292,189

Universities - Colleges – 20.1%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,267,528
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	548,965
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,595,000	2,656,112
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	984,270
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,636,907
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	522,370
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	917,087
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	1,014,360
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	780,480
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,044,150
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,038,960
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,592,436
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,472,229
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,277,490
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,267,040
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,247,505
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,539,000
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,034,530
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,092,480
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,582,925
University of California Rev., “J”, FSA, 4.5%, 2035	1,500,000	1,444,980
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,100,594
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,000,993

		$36,063,391

Utilities - Investor Owned – 1.0%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$971,350
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	769,500

		$1,740,850

Utilities - Municipal Owned – 6.8%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$476,373
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	1,018,590
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	990,133

4

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	$730,000	$791,378
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	274,885
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2010	455,000	455,000
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,804,720
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	998,750
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	463,533

		$12,273,362

Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$302,583
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	155,558

		$458,141

Water & Sewer Utility Revenue – 12.5%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$35,000	$35,041
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,228,320
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,042,600
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	375,000	442,331
Fort Smith, AR, Water & Sewer Rev., N, FSA, 5%, 2032	2,000,000	2,093,520
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,369,244
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,257,001
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,675,700
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	816,053
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,100,010
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	724,894
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,776,320
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,617,015
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	801,307
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,014,230
Wasco, CA,Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,287,463
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	925,000	987,530
South Sebastian County, AR, Water Refunding Rev., NATL, 5%, 2038	1,000,000	966,120
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,253,900

		$22,488,599

Total Municipal Bonds		$175,172,265

Money Market Funds (v) – 1.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	2,937,709	$2,937,709

Total Investments		$178,109,974

Other Assets, Less Liabilities – 0.9%		1,654,674

Net Assets – 100.0%		$179,764,648

(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.

5

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$175,172,265	$—	$175,172,265
Mutual Funds	2,937,709	—	—	2,937,709

Total Investments	$2,937,709	$175,172,265	$—	$178,109,974

For further information regarding security characteristics, see the Portfolio of Investments

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$173,277,554

Gross unrealized appreciation	$6,735,473
Gross unrealized depreciation	(1,903,053)

Net unrealized appreciation (depreciation)	$4,832,420

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,265,949	36,337,836	(37,666,076)	2,937,709

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,704	$2,937,709

8

MFS® California Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.2%
Airport & Port Revenue – 3.2%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,550,360
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,325,786
Port of Oakland, CA, “A”, NATL, 5%, 2026	2,955,000	2,753,971
Port of Oakland, CA, “K”, FGIC, 5.75%, 2010 (c)	35,000	35,533
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (b)	1,730,000	1,756,088
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,447,547

		$11,869,285

General Obligations - General Purpose – 2.8%
State of California, 5%, 2034	$2,200,000	$2,016,652
State of California, 6%, 2039	3,000,000	3,068,940
State of California, AMBAC, 6.3%, 2010	3,000,000	3,102,150
State of California, AMBAC, 7%, 2010	2,000,000	2,086,980

		$10,274,722

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$85,000	$87,643
Guam Government, “A”, 5.25%, 2037	815,000	679,131
Guam Government, “A”, 7%, 2039	95,000	97,850

		$864,624

General Obligations - Schools – 14.9%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,410,864
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	4,335,000	1,454,219
Butte Glenn Community College District, “A”, NATL, 5%, 2026	1,885,000	1,931,937
Cabrillo, CA, Community College District Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	322,380
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,220,301
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	1,031,910
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,223,532
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	223,590
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	611,940
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,329,487
Desert, CA, Community College District, “C”, FSA, 5%, 2037	3,500,000	3,537,240
El Monte, CA, Union High School District, Election of 2008. “A”, ASSD GTY, 5.5%, 2034	2,000,000	2,036,620
Escondido, CA, Union High School District (Election of 2008), “A”, ASSD GTY, 0%, 2034	1,000,000	546,630
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,709,950
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	642,540
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,215,454
Glendale, CA, Community College District, Election 2002, “D”, NATL, 5%, 2031	2,710,000	2,758,374
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	1,213,426
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,319,419
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)(f)	1,035,000	1,074,547
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	1,375,000	442,186
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	3,325,000	3,013,980
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	2,007,480
Moorpark, CA, Unified School District, Election of 2008, “A”, ASSD GTY, 0%, 2033	3,000,000	614,730
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	485,626
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,391,018
Oceanside, CA, Union School District, ASSD GTY, 0%, 2031	3,210,000	842,272
Oceanside, CA, Union School District, Election of 2000, “C”, NATL, 5.25%, 2032	1,940,000	1,969,701
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	976,004
Sacramento, CA, City Unified School District, FSA, 0%, 2025	5,510,000	2,152,977
San Diego, CA, Community College (Election 2002), 5.25%, 2033	875,000	923,449
San Diego, CA, Unified School District (Election of 1998), FSA, 5.25%, 2028	1,200,000	1,323,300

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	$960,000	$1,017,763
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,108,520
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,288,853
Santa Monica, CA (Community College District, 2002 Election), “C”, NATL, 0%, 2027	2,000,000	716,420
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2039	1,315,000	198,946
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2040	1,400,000	197,526
Shasta, CA, Union High School District, Election 2001, NATL, 0%, 2027	2,020,000	648,804
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	503,357
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,041,780
West Contra Costa, CA, Unified School District, Election of 2005, “C”, ASSD GTY, 0%, 2029	1,690,000	460,103

		$55,139,155

Healthcare Revenue - Hospitals – 17.2%
ABAG Finance Authority for Nonprofit Corp. Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,000,960
ABAG Finance Authority for Nonprofit Corp. Rev. (Sharp Healthcare), 6.25%, 2039	1,000,000	1,041,580
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,592,415
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,023,060
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	968,940
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2039	1,000,000	910,870
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,104,700
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,021,840
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,675,545
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,932,490
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	1,000,000	1,033,200
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,717,940
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,602,493
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,731,060
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,000,000	892,670
California Statewide Communities Development Authority Rev., 5%, 2035	3,300,000	2,991,417
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	943,780
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,049,280
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,015,690
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	2,000,000	2,002,860
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2027	2,000,000	1,938,780
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	941,320

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	$2,000,000	$2,003,440
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,971,360
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,930,000	1,978,115
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	2,000,000	2,001,060
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,778,540
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,708,340
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,551,405
California Valley Health Systems, COP, 6.875%, 2023 (d)	385,000	192,500
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,066,890
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,000,000	1,984,760
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,758,540
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,568,306
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	914,660
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,011,390
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	987,760
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,043,760

		$63,653,716

Healthcare Revenue - Long Term Care – 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$993,360
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	826,540
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	909,840
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	395,000	384,888

		$3,114,628

Industrial Revenue - Environmental Services – 1.5%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$2,006,340
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (b)	2,250,000	2,336,715
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,237,100

		$5,580,155

Industrial Revenue - Other – 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$912,410
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	961,296

		$1,873,706

Miscellaneous Revenue - Entertainment & Tourism – 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$726,773

Miscellaneous Revenue - Other – 1.3%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,534,301
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,341,688

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	$1,000,000	$838,290

		$4,714,279

Parking – 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,058,190

Sales & Excise Tax Revenue – 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,855,810

Single Family Housing - Local – 0.1%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,664
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,965
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	160,000	163,445

		$195,074

Single Family Housing - State – 2.4%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$2,715,342
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	820,000	472,189
California Housing Finance Agency Rev., Home Mortgage, NATL, 0%, 2028	3,400,000	1,103,096
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,247,748
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,536,680

		$9,075,055

Solid Waste Revenue – 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, LOC, 5.125%, 2014	$825,000	$826,419
South Bayside Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 6.25%, 2029	2,000,000	2,149,780

		$2,976,199

State & Agency - Other – 1.1%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,225,000	$2,508,843
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,517,340

		$4,026,183

State & Local Agencies – 14.0%
Banning, CA, COP, Water Systems Improvement Project, AMBAC, 8%, 2019	$725,000	$902,560
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	865,980
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,356,350
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,000,000	1,968,860
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,195,150
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,567,567
California Public Works Broad Lease Rev., 6.25%, 2034	1,500,000	1,512,375
California Public Works Broad Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,032,360
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	3,395,000	3,609,666
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	2,320,000	1,624,186
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,679,780
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	4,471,225
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,747,800
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,049,650
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,780,903

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	$3,735,000	$3,491,291
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	1,095,000	1,123,010
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,685,456
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	3,087,720
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,930,236
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,140,575

		$51,822,700

Tax - Other – 0.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$444,297
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	145,045

		$589,342

Tax Assessment – 4.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,152,289
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,350,570
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,270,000	1,186,625
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,000,730
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	723,637
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,617,432
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,245,888
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,296,020
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,038,000
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,030,810
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, NATL, 0%, 2026	4,720,000	1,571,382

		$18,213,383

Tobacco – 3.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$3,104,886
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,470,000	2,762,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	5,932,160
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	446,450
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	5,000,000	483,100

		$12,728,896

Toll Roads – 0.1%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$483,345

Universities - Colleges – 8.5%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,580,835
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	929,545
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,942,780

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	$2,500,000	$2,252,925
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	1,005,030
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,059,430
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,368,730
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	608,883
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,001,543
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,304,490
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,279,421
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,820,268
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	175,943
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,028,540
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,493,625
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	4,928,300
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	844,470
University of California Rev., “J”, FSA, 4.5%, 2035	4,000,000	3,853,280

		$31,478,038

Universities - Dormitories – 1.0%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,617,120
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,956,100

		$3,573,220

Universities - Secondary Schools – 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,129,130
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	915,000	856,477
Los Angeles, CA, COP, 5.7%, 2018	1,600,000	1,581,632

		$3,567,239

Utilities - Investor Owned – 1.6%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$3,500,000	$3,582,075
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,372,275

		$5,954,350

Utilities - Municipal Owned – 4.3%
California Infrastructure & Economic Development Bank Rev. (California Independent
System Corp.), “A”, 6%, 2030	$3,755,000	$3,934,865
Glendale, CA, Electric Works Rev., NATL, 5.75%, 2010 (c)	1,160,000	1,176,020
Glendale, CA, Electric Works Rev., NATL, 5.75%, 2010 (c)	1,420,000	1,439,610
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	3,137,850
Los Angeles, CA, Department of Water & Power Rev., “A-1”, FSA, 4.625%, 2037	1,600,000	1,562,272
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	898,163
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,096,960
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	803,984
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	1,009,400

		$16,059,124

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$1,961,995
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,359,210

		$4,321,205

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 8.3%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,163,300
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,258,277
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,418
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	2,025,500
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,563
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	1,000,000	1,003,360
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,125,002
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,838,520
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,890,113
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	1,944,940
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,721,600
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	1,460,000	1,484,776
San Diego County, CA, Water Authority Rev., “A”, FSA, 5%, 2038	3,000,000	2,981,790
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	363,769
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	1,500,000	1,553,310
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	2,740,000	2,662,376
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,746,205

		$30,808,819

Total Municipal Bonds		$356,597,215

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	6,420,360	$6,420,360

Total Investments		$363,017,575

Other Assets, Less Liabilities – 2.0%		7,572,532

Net Assets – 100.0%		$370,590,107

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $726,773, representing 0.2% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$356,597,215	$—	$356,597,215
Mutual Funds	6,420,360	—	—	6,420,360

Total Investments	$6,420,360	$356,597,215	$—	$363,017,575

Other Financial Instruments
Futures	$400,287	$—	$—	$400,287

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$368,993,270

Gross unrealized appreciation	$9,256,923
Gross unrealized depreciation	(15,232,618)

Net unrealized appreciation (depreciation)	$(5,975,695)

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 – continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	81	$9,345,375	Mar-10	$400,287

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,577,179	81,961,452	(84,118,271)	6,420,360

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,256	$6,420,360

9

MFS® Florida Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport & Port Revenue – 6.7%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$1,004,360
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,018,059
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	1,000,620
Pensacola, FL, Airport Rev., “B”, NATL, 5.625%, 2014	375,000	375,731

		$3,398,770

General Obligations - General Purpose – 4.1%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), NATL, 5.5%, 2020	$1,000,000	$1,001,190
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,098,160

		$2,099,350

General Obligations - Schools – 7.7%
Florida Board of Education, Capital Outlay, 9.125%, 2014 (f)	$2,075,000	$2,348,983
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	511,736
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,024,540

		$3,885,259

Healthcare Revenue - Hospitals – 21.3%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$410,000	$402,247
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	102,145
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,019,940
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	245,058
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,018
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,013,860
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	473,025
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	679,193
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	287,847
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	513,650
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	244,348
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	30,000	29,108
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	320,000	307,635
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	100,000	98,595
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	512,845
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	958,800
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	570,065
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	1,007,580
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	487,265
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	265,000	260,437
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	74,336
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	303,129
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	625,000	625,100

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	$320,000	$342,659
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	130,000	123,705

		$10,804,590

Healthcare Revenue - Long Term Care – 0.4%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$209,480

Human Services – 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$301,809

Industrial Revenue - Chemicals – 1.4%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$506,455
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	198,204

		$704,659

Industrial Revenue - Environmental Services – 0.6%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$307,752

Industrial Revenue - Other – 1.3%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$164,109
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	501,130

		$665,239

Industrial Revenue - Paper – 1.1%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$562,030

Miscellaneous Revenue - Other – 1.3%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$120,000	$93,481
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	389,220
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	166,882

		$649,583

Multi-Family Housing Revenue – 2.6%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$467,765
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q- 1”, AMBAC, 5.1%, 2018	830,000	813,915
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	60,000	60,337

		$1,342,017

Sales & Excise Tax Revenue – 3.6%
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	$1,000,000	$1,009,830
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	833,077

		$1,842,907

Single Family Housing - Local – 0.8%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$26,360
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,712
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	45,106

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	$325,000	$328,825

		$426,003

Single Family Housing - State – 1.5%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$795,000	$741,481

Solid Waste Revenue – 1.0%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$196,908
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	314,411

		$511,319

State & Local Agencies – 5.1%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$80,000	$78,754
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,034,140
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	1,500,000	1,489,680

		$2,602,574

Tax - Other – 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$130,584

Tax Assessment – 2.8%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$180,000	$130,415
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	195,000	137,272
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	130,000	95,424
Concorde Estates Community Development District, FL, “B”, 5%, 2011 (d)	180,000	57,701
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	125,000	98,673
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	40,000	39,149
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	85,000	51,018
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	74,244
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	200,000	67,602
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	100,000	88,801
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	85,000	76,429
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	50,000	46,441
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	80,000	56,538
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	56,633
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	140,800
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	125,000	97,430
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	155,000	78,605

		$1,393,175

Tobacco – 2.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$500,000	$424,335
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,050,000	789,380
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	229,300

		$1,443,015

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 6.8%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$614,233
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,203,356
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	572,960
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,046,210

		$3,436,759

Universities - Dormitories – 1.9%
Florida Finance Authority, Capital Loan Projects Rev., “F”, NATL, 5.125%, 2021	$1,000,000	$942,210

Utilities - Investor Owned – 1.1%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$537,495

Utilities - Municipal Owned – 4.3%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$453,984
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,006,960
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	727,394

		$2,188,338

Water & Sewer Utility Revenue – 16.5%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,017,600
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,542,570
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,024,200
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,007,470
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,052,471
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	505,000	514,696
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	2,097,001
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	125,000	129,648

		$8,385,656

Total Municipal Bonds		$49,512,054

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	783,072	$783,072

Total Investments		$50,295,126

Other Assets, Less Liabilities – 0.9%		456,467

Net Assets – 100.0%		$50,751,593

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $164,109, representing 0.32% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.

4

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,512,054	$—	$49,512,054
Mutual Funds	783,072	—	—	783,072

Total Investments	$783,072	$49,512,054	$—	$50,295,126

Other Financial Instruments
Futures	$39,535	$—	$—	$39,535

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,620,970

Gross unrealized appreciation	$1,252,055
Gross unrealized depreciation	(1,577,899)

Net unrealized appreciation (depreciation)	$(325,844)

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	923,000	Mar-10	$39,535

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	984,804	6,165,119	(6,366,851)	783,072

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,581	$783,072

7

MFS® Georgia Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport & Port Revenue – 4.3%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$761,227
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	750,000	746,880
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,015,950
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	321,923

		$2,845,980

General Obligations - General Purpose – 4.6%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$521,230
Cherokee County, GA, 4.5%, 2029	500,000	522,265
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	513,285
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,032,730
State of California, 6%, 2039	420,000	429,652

		$3,019,162

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$20,000	$20,622
Guam Government, “A”, 5.25%, 2037	100,000	83,329
Guam Government, “A”, 7%, 2039	25,000	25,750

		$129,701

General Obligations - Schools – 2.9%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$580,876
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	767,985
Fulton County, GA, School District, 6.375%, 2010	570,000	581,178

		$1,930,039

Healthcare Revenue - Hospitals – 11.1%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$766,065
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	353,850
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	182,654
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	546,615
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	752,182
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	335,028
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	472,400
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	63,885
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	204,182
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	38,811
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	400,000	384,544
Montgomery County, OH, Rev. (Catholic Health Initiatives), “A”, 5%, 2039	285,000	282,099
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	130,000	128,174
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6.125%, 2039	180,000	176,006
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	736,433
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	315,000	309,576
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	115,371
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	499,385

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	$240,000	$218,306
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	412,262
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	260,000	230,227
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	165,000	157,011

		$7,365,066

Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	$150,000	$107,685
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	150,000	127,587
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	205,794
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	153,194

		$594,260

Industrial Revenue - Environmental Services – 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$520,155

Industrial Revenue - Other – 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	$750,000	$754,012
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	160,216

		$914,228

Industrial Revenue - Paper – 1.2%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$139,230
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	120,332
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	534,805

		$794,367

Multi-Family Housing Revenue – 2.1%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FRN, FNMA, 5%, 2032 (b)	$495,000	$485,610
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	903,834

		$1,389,444

Sales & Excise Tax Revenue – 2.8%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, FSA, 5%, 2037 (f)	$1,500,000	$1,555,890
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	276,130

		$1,832,020

Single Family Housing - State – 5.5%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,001,010
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	550,000	551,045
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	841,797
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	756,600
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	501,800

		$3,652,252

State & Agency - Other – 6.8%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$956,140

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	$165,000	$168,409
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,055,510
Georgia Association of County Commissioners, Leasing Program (Public Purpose Project), COP, AMBAC, 5.625%, 2010 (c)	335,000	347,070
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	1,998,020

		$4,525,149

State & Local Agencies – 3.9%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$105,000	$103,365
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	780,730
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,045,910
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, SYNCORA, 5%, 2029	500,000	513,390
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	117,096

		$2,560,491

Tax - Other – 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$74,881
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,008
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	294,997
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	180,000	180,243
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	47,762
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	49,036

		$671,927

Tax Assessment – 0.3%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$130,498
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	102,522

		$233,020

Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$80,753
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	90,000	76,380

		$157,133

Transportation - Special Tax – 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	$185,000	$202,906

Universities - Colleges – 20.8%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$526,215
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	250,000	218,405
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	205,270
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	514,555
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	513,060
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	503,185
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	485,730

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	$500,000	$499,260
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,104,820
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	509,725
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	543,700
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,040,633
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	271,744
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), SYNCORA, 5%, 2032	500,000	518,120
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,016,620
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	259,060
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	325,602
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	92,746
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	654,778
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	298,925
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	546,635
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	1,045,660
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5.25%, 2039	500,000	538,405
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	513,600
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	1,020,220

		$13,766,673

Universities - Dormitories – 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$474,270

Utilities - Investor Owned – 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$330,000	$357,317
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	160,000	169,848

		$527,165

Utilities - Municipal Owned – 5.1%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,446,850
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	325,224
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	112,198
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,096,500
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	387,958

		$3,368,730

Utilities - Other – 1.1%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	$250,000	$248,528
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	253,240
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	229,424

		$731,192

Water & Sewer Utility Revenue – 18.3%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$551,295
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	870,000	866,050
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,031,170

4

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035	$1,000,000	$1,039,520
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,029,100
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	481,322
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,021,300
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	145,000	171,035
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	524,700
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,131,653
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,830,000	2,011,170
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), FSA, 5%, 2038	750,000	780,780
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	1,000,000	1,033,490

		$12,082,025

Total Municipal Bonds		$64,287,355

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	689,962	$689,962

Total Investments		$64,977,317

Other Assets, Less Liabilities – 1.8%		1,201,694

Net Assets – 100.0%		$66,179,011

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$64,287,355	$—	$64,287,355
Mutual Funds	689,962	—	—	689,962

Total Investments	$689,962	$64,287,355	$—	$64,977,317

Other Financial Instruments
Futures	$29,651	$—	$—	$29,651

For further information regarding security characteristics, see the Portfolio of Investments .

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$62,876,600

Gross unrealized appreciation	$2,528,538
Gross unrealized depreciation	(427,821)

Net unrealized appreciation (depreciation)	$2,100,717

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	6	$692,250	Mar-10	$29,651

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	774,568	14,455,417	(14,540,023)	689,962

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,773	$689,962

7

MFS® Massachusetts Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport & Port Revenue – 0.7%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,288,048
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	415,000	510,110

		$1,798,158

General Obligations - General Purpose – 11.0%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,658,887
Brookline, MA, 5.375%, 2019	1,800,000	1,831,338
Commonwealth of Massachusetts, “A”, 5%, 2032	3,000,000	3,188,130
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,921,125
Greater Lawrence, MA, Sanitation District, NATL, 5.625%, 2010 (c)	1,640,000	1,695,186
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,041,490
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,022,290
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,559,145
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	75,849
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	648,996
State of California, 6%, 2039	1,555,000	1,590,734
State of Massachusetts, “A”, 5%, 2039	1,000,000	1,042,450
Sutton, MA, NATL, 5.5%, 2017	1,000,000	1,015,950
Sutton, MA, NATL, 5.5%, 2019	1,000,000	1,016,240
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,298,960

		$26,606,770

General Obligations - Improvement – 1.5%
Guam Government, “A”, 6.75%, 2029	$65,000	$67,021
Guam Government, “A”, 5.25%, 2037	395,000	329,150
Guam Government, “A”, 7%, 2039	75,000	77,250
Worcester, MA, “A”, FSA, 6%, 2010 (c)(f)	2,955,000	3,024,531

		$3,497,952

General Obligations - Schools – 0.7%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,776,898

Healthcare Revenue - Hospitals – 16.4%
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	$1,000,000	$1,004,610
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	375,000	390,244
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,113,637
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	51,376
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	16,848
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,029,980
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	523,435
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,361,894
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,000,000	1,740,780
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,818,040
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	19,965
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,778,490
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,533,645

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	$1,000,000	$1,041,800
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	63,050
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	802,545
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,144,159
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,497,719
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,376,790
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	815,000	897,087
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	49,140
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	923,143
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	103,135
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,003,700
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	1,987,760
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	872,090
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	745,861
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	956,790
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	924,700
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,017,640
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	884,948
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,281,344
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6.125%, 2039	655,000	640,466
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	53,800
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	172,879
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	417,404
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,450,948
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	915,000	810,223

		$39,502,065

Healthcare Revenue - Long Term Care – 0.8%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$418,165
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	364,670
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	514,736
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	488,635

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	$20,000	$20,373
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	134,520

		$1,941,099

Healthcare Revenue - Other – 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,027,160

Industrial Revenue - Airlines – 1.2%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,106,176
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,702,704

		$2,808,880

Industrial Revenue - Environmental Services – 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$789,915

Industrial Revenue - Other – 1.8%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,703,056
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,114,490
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	595,803

		$4,413,349

Miscellaneous Revenue - Other – 2.4%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$797,741
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,320,343
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,593,135
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,014,880

		$5,726,099

Multi-Family Housing Revenue – 5.1%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,184,348
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,485,000
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,262,877
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	963,250
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,703,453
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	682,646
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,238,710
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,324,762
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,385,711

		$12,230,757

Sales & Excise Tax Revenue – 7.9%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	$6,000,000	$1,731,660
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	2,000,000	2,298,380
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,144,465
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2020	5,375,000	6,251,071
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,131,590
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,034,400
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	927,371

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,050,000	$1,100,904
Route 3 North Transit Improvement Associates Rev., NATL, 5.625%, 2010 (c)	1,500,000	1,535,490

		$19,155,331

Single Family Housing Revenue - Local – 1.3%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$3,174,030

Single Family Housing - State – 2.8%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,474,335
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,549,015
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,700,000	1,557,574
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,051,580

		$6,632,504

Solid Waste Revenue – 0.9%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$300,000	$303,057
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,781,260

		$2,084,317

State & Agency - Other – 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,404,022

State & Local Agencies – 4.4%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	$1,370,000	$959,110
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 0%, 2022	8,310,000	4,808,748
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5.25%, 2023	1,000,000	1,039,070
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,115,613
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,775,172

		$10,697,713

Student Loan Revenue – 2.3%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,500,000	$1,605,735
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	91,084
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,420,000	2,502,740
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,363,604
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, NATL, 6.05%, 2017	40,000	40,499

		$5,603,662

Tax - Other – 2.4%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,650,000	$1,732,121
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	260,000	259,589
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	85,026
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	320,000	324,742
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,785,724
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,049,990
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	640,038

		$5,877,230

Tax Assessment – 0.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	$245,000	$246,646

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$287,123
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	320,000	271,574
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	410,000	308,234
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	347,336
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,260,000	784,274

		$1,998,541

Universities - Colleges – 18.9%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$1,993,672
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	1,000,000	1,019,370
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	1,500,000	1,517,190
Massachusetts Development Finance Agency Rev. (Brandeis University), “N”, 5%, 2039	3,000,000	3,061,500
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,704,860
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	956,520
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,051,560
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,826,820
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	4,250,000	4,305,250
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2013 (c)	1,000,000	1,164,110
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,000,000	1,947,720
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	1,027,490
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,276,419
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,341,330
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	2,001,120
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,023,166
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,663,995
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,041,700
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	2,000,000	2,101,860
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,179,780
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	556,045
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	769,005
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 2027	250,000	256,978
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	661,485
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	309,138
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,070,840
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	907,554

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	$1,005,000	$1,026,597
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,260,624
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,037,840
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2010	1,000,000	995,450
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2011	500,000	487,615
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,021,610

		$45,566,213

Universities - Secondary Schools – 3.7%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$1,200,000	$1,153,608
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	935,130
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,122,237
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	1,003,580
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	516,800
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,078,620
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,001,660

		$8,811,635

Utilities - Investor Owned – 1.0%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,054,490
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	775,000	839,155
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	560,000	594,468

		$2,488,113

Utilities - Municipal Owned – 1.5%
Long Island Power Authority, Electric Systems Rev., “C”, FSA, 5%, 2035	$1,480,000	$1,487,385
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	737,158
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,482,813

		$3,707,356

Utilities - Other – 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$820,826
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	408,487
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	210,756
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	479,981

		$1,920,050

Water & Sewer Utility Revenue – 5.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,043,960
King County, WA, Sewer Rev., 5%, 2038	1,000,000	1,031,200
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030	2,310,000	2,748,276
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,348,740
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,290
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	167,434
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	150,139
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	76,793
Massachusetts Water Resources Authority, General Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,042,620
Massachusetts Water Resources Authority, General Rev., “J”, FSA, 5%, 2023	500,000	523,905
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,120,000	2,233,272

		$12,391,629

Total Municipal Bonds		$234,878,094

6

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	4,040,500	$4,040,500

Total Investments		$238,918,594

Other Assets, Less Liabilities – 1.1%		2,692,758

Net Assets – 100.0%		$241,611,352

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded.The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$234,878,094	$—	$234,878,094
Mutual Funds	4,040,500	—	—	4,040,500

Total Investments	$4,040,500	$234,878,094	$—	$238,918,594

Other Financial Instruments
Futures	$247,091	$—	$—	$247,091

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$230,907,995

Gross unrealized appreciation	$10,895,443
Gross unrealized depreciation	(2,884,844)

Net unrealized appreciation (depreciation)	$8,010,599

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	50	5,768,780	Mar-10	$247,091

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	5,580,865	50,902,823	(52,443,188)	4,040,500

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$9,731	$4,040,500

9

MFS® Maryland Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport & Port Revenue – 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,025,600

General Obligations - General Purpose – 10.0%
Baltimore, MD, Public Improvement, “A”, FSA, 5%, 2027	$1,050,000	$1,153,079
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	242,767
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	415,813
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,250,221
Maryland State & Local Facilities, 5%, 2020	3,500,000	3,958,150
Maryland State & Local Facilities, “C”, 5%, 2019	2,000,000	2,334,240
State of California, 6%, 2039	720,000	736,546

		$11,090,816

General Obligations - Improvement – 3.5%
Guam Government, “A”, 6.75%, 2029	$70,000	$72,176
Guam Government, “A”, 7%, 2039	80,000	82,400
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,649,581
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,067,068

		$3,871,225

Healthcare Revenue - Hospitals – 23.8%
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$345,000	$352,214
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	838,350
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	170,000	176,911
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	604,006
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	502,110
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,091,420
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,009,870
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,017,490
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2010 (c)	755,000	779,975
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	248,954
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	599,902
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	885,290
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	755,438
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	735,698
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	948,711
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	545,998
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, FSA, 5.25%, 2038	2,000,000	2,014,680
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	809,352
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	704,775
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	519,890

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	$1,000,000	$968,610
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,076,340
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,008,620
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	470,775
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	890,000	918,800
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	973,030
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	480,845
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	487,110
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, FRN, 11.16%, 2022 (p)	1,300,000	1,538,706
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	63,068
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	685,000	658,532
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	505,435
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	210,000	207,050
Orange County, FL, Health Facilities Authority Rev. (The Nemours Foundation), “A”, 5%, 2039	230,000	229,648
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	442,900
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	575,000	565,098
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	209,766
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	470,000	462,001

		$26,407,368

Healthcare Revenue - Long Term Care – 0.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$335,368
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	225,969
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	204,828
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	174,593

		$940,758

Human Services – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$250,000	$250,575
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	514,992

		$765,567

Industrial Revenue - Chemicals – 1.4%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,554,870

Industrial Revenue - Environmental Services – 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$694,740

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$375,506

Miscellaneous Revenue - Other – 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,606,496

Multi-Family Housing Revenue – 3.5%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, FRN, 5.875%, 2033	$1,500,000	$1,529,865
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	914,160
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	463,970
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	948,270

		$3,856,265

Parking – 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,285,405

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$330,370
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	545,210

		$875,580

Single Family Housing Revenue - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$25,152

Single Family Housing - State – 5.1%
Maryland Community Development Administration Housing, 5.65%, 2048	$840,000	$870,744
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	715,000	716,766
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	225,000	222,925
Maryland Community Development Administration, “I”, 6%, 2041	720,000	761,710
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	1,500,000	1,500,945
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,386,722
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	165,000	164,507

		$5,624,319

State & Agency - Other – 2.9%
Howard County, MD, COP, 8%, 2019	$805,000	$1,124,851
Howard County, MD, COP, 8%, 2019	385,000	537,972
Howard County, MD, COP, 8%, 2019	680,000	950,184
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	648,959

		$3,261,966

State & Local Agencies – 2.9%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$170,000	$167,353
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	420,000	448,904
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	183,281
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,208,522
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,239,656

		$3,247,716

Tax - Other – 2.5%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,500,000	$1,574,655
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	325,000	324,486
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	45,014

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	$510,000	$509,995
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	285,000	285,385

		$2,739,535

Tax Assessment – 2.4%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029 (f)	$1,555,000	$1,667,069
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	376,960
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	165,825
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	418,205

		$2,628,059

Tobacco – 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$143,562
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	160,000	135,787
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	425,740
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	165,000	155,484

		$860,573

Transportation - Special Tax – 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,365,000	$1,435,134
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,740,142
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	560,732
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	515,118

		$4,251,126

Universities - Colleges – 12.3%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,347
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,633,616
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	835,700
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	864,943
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	1,001,900
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	674,588
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	509,860
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,041,640
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,612,128
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,500,000	1,703,400
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	521,760
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,122,300
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	946,560

		$13,648,742

Universities - Dormitories – 1.6%
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	$1,000,000	$922,810
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	903,630

		$1,826,440

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	$500,000	$229,955
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	351,536

		$581,491

Utilities - Investor Owned – 1.2%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$570,410
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	385,000	416,870
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	275,000	291,926

		$1,279,206

Utilities - Municipal Owned – 3.8%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,374,414
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	585,403
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	207,566

		$4,167,383

Utilities - Other – 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$407,864
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	196,679
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	100,360
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	139,584
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	234,991

		$1,079,478

Water & Sewer Utility Revenue – 7.7%
Baltimore, MD, Rev., LEVRRS, NATL, FRN, 10.615%, 2020 (p)	$3,000,000	$3,772,920
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,257,640
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,021,300
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	240,000	283,092
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	815,000	791,911

		$8,536,303

Total Municipal Bonds		$108,107,685

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	945,842	$945,842

Total Investments		$109,053,527

Other Assets, Less Liabilities – 1.6%		1,772,555

Net Assets – 100.0%		$110,826,082

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.

5

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$108,107,685	$—	$108,107,685
Mutual Funds	945,842	—	—	945,842

Total Investments	$945,842	$108,107,685	$—	$109,053,527

Other Financial Instruments
Futures	$79,069	$—	$—	$79,069

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$107,182,054

Gross unrealized appreciation	$4,386,797
Gross unrealized depreciation	(2,515,324)

Net unrealized appreciation (depreciation)	$1,871,473

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	16	$1,846,000	Mar-10	$79,069

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	194,806	25,420,192	(24,669,156)	945,842

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,553	$945,842

8

MFS® Mississippi Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport & Port Revenue – 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,538,515

General Obligations - General Purpose – 7.3%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$438,857
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	205,418
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	365,715
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,408,660
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,366,880
Mississippi Development Bank Special Obligations (Jackson, Mississippi), FSA, 5.25%, 2020	620,000	704,066
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	359,361
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	392,651
State of California, 6%, 2039	700,000	716,086

		$7,957,694

General Obligations - Improvement – 0.4%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,088
Guam Government, “A”, 5.25%, 2037	155,000	129,160
Guam Government, “A”, 7%, 2039	40,000	41,200
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	245,000	200,819

		$407,267

General Obligations - Schools – 3.3%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,013,690
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,040,190
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	1,034,400
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	484,490

		$3,572,770

Healthcare Revenue - Hospitals – 14.5%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$375,000	$356,599
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,250,473
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,002,140
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	499,995
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,110,000	1,112,875
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	355,000	351,262
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	103,198
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	331,796
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	712,092
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	170,000	176,911
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	302,003
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,004,050
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	995,720
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), FSA, 5.625%, 2011 (c)	1,000,000	1,060,610
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	994,050
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	433,790
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	240,183
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	238,613

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	$215,000	$211,979
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6.125%, 2039	550,000	537,796
Orange County, FL, Health Facilities Authority Rev. (The Nemours Foundation), “A”, 5%, 2039	230,000	229,648
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	481,455
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	520,000	511,046
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	143,362
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	188,789
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	78,581
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	195,493
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	685,318
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	430,000	380,761

		$15,810,588

Industrial Revenue - Environmental Services – 0.2%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$254,443

Industrial Revenue - Other – 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$451,115
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	210,284

		$661,399

Industrial Revenue - Paper – 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$809,513
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	697,110

		$1,506,623

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$850,000	$786,905

Multi-Family Housing Revenue – 1.0%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037	$150,000	$97,428
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	986,110

		$1,083,538

Sales & Excise Tax Revenue – 1.4%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$869,378
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	710,050

		$1,579,428

Single Family Housing - Other – 0.8%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,000,000	$917,080

Single Family Housing - State – 2.9%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$250,000	$253,905
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	130,000	136,154
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	430,000	447,260

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	$405,000	$405,142
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	135,000	143,450
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	485,000	481,624
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	255,000	265,999
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	280,000	289,654
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	555,000	555,366
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	150,000	156,338

		$3,134,892

State & Agency - Other – 1.0%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,044,640

State & Local Agencies – 16.5%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$175,000	$172,275
Lamar County, MS (Jail Project), NATL, 5.1%, 2021	430,000	441,868
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	190,000	193,464
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,377,737
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,051,450
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,168,742
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,500,000	1,597,575
Mississippi Development Bank Special Obligation (Jackson Public School District), FSA, 5.375%, 2028	1,000,000	1,081,750
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	984,180
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	795,165
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,357,608
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,025,180
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	913,407
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,024,660
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	873,848
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	748,395
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,774,224
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	800,417
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	521,925

		$17,903,870

Tax - Other – 2.1%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,250,000	$1,312,213
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	125,000	124,803
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	40,012
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	116,336
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	135,606

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2039	$295,000	$295,398
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	85,000	81,195
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	85,791
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	83,360

		$2,274,714

Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$134,589
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	150,000	127,301
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	190,000	142,840
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	565,000	418,959
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	372,523

		$1,196,212

Transportation - Special Tax – 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,135,000	$1,193,316
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,322,721

		$2,516,037

Universities - Colleges – 18.0%
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,030,260
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	250,000	258,790
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	485,000	509,531
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,570,332
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	824,573
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,085,398
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), 5%, 2034	1,000,000	995,760
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,096,760
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,048,080
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	255,288
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction), “A-1”, 5.25%, 2033	400,000	427,600
Mississippi Valley State University, Educational Building Corp. Rev., NATL, 5.5%, 2010 (c)	890,000	936,494
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	875,000	892,395
University of California Rev., “J”, FSA, 4.5%, 2035	985,000	948,870
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,563,495
University of Mississippi, Educational Building Corp. Rev. (Residential College), “C”, 4.75%, 2034	715,000	713,920
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	495,815
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	776,385
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,071,880

4

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	$1,000,000	$1,040,180

		$19,541,806

Utilities - Investor Owned – 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$370,000	$400,629
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	281,311

		$681,940

Utilities - Municipal Owned – 7.5%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,008,480
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	525,779
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	173,907
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	973,770
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	159,543
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	102,768
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	499,875
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	954,070
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,075,054
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,015,040
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	619,197
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	1,000,000	1,086,330

		$8,193,813

Utilities - Other – 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$382,373
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	186,593
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	95,342

		$664,308

Water & Sewer Utility Revenue – 11.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,042,600
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	240,000	283,092
Grenada, MS, Mississippi Development Bank Special Obligations (Water & Sewer Systems Project), “N”, FSA, 5%, 2030	1,000,000	1,029,680
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021	1,270,000	1,354,861
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027	1,610,000	1,688,665
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), FSA, 5.625%, 2012 (c)	500,000	567,195
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,200,920
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FSA, 5%, 2029	2,000,000	2,061,760
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	252,643
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	20,000	20,112

5

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	$800,000	$777,336

		$12,688,304

Total Municipal Bonds		$105,916,786

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.047%, at Net Asset Value	1,336,934	$1,336,934

Total Investments		$107,253,720

Other Assets, Less Liabilities – 1.4%		1,571,246

Net Assets – 100.0%		$108,824,966

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$105,916,786	$—	$105,916,786
Mutual Funds	1,336,934	—	—	1,336,934

Total Investments	$1,336,934	$105,916,786	$—	$107,253,720

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$104,013,340

Gross unrealized appreciation	$4,335,482
Gross unrealized depreciation	(1,095,102)

Net unrealized appreciation (depreciation)	$3,240,380

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,573,918	20,382,748	(21,619,732)	1,336,934

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,586	$1,336,934

8

MFS® Municipal Income Fund

12/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 101.0%
Airport & Port Revenue – 0.5%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$149,633
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	67,718
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	698,148
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,264,230
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,840,000	2,261,691
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,498,588
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,092,539

		$8,032,547

General Obligations - General Purpose – 4.6%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$3,930,571
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,929
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,618,663
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	3,289,319
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,063,290
Luzerne County, PA, FSA, 6.75%, 2023	1,200,000	1,288,020
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,080,420
State of California, 6.5%, 2033	4,000,000	4,304,200
State of California, 5%, 2034	3,185,000	2,919,562
State of California, 6%, 2039	3,000,000	3,068,940
State of Illinois, NATL, 5.5%, 2025	500,000	502,535
State of Washington, 6.75%, 2010	3,880,000	3,897,305
State of Washington, 6%, 2012	4,360,000	4,883,985
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,250,250
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,221,972
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,218,233

		$70,543,194

General Obligations - Improvement – 2.1%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,027,930
District of Columbia, NATL, 6.5%, 2010	3,095,000	3,169,992
District of Columbia, ETM, NATL, 6.5%, 2010 (c)	2,905,000	2,977,916
Guam Government, “A”, 6.75%, 2029	840,000	866,116
Guam Government, “A”, 7%, 2039	960,000	988,800
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,309,082
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	11,228,568

		$32,568,404

General Obligations - Schools – 7.1%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,010,000	$585,614
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,035,000	551,424
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,070,000	1,024,297
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	22,752,725
Clark County, NV, School District, “A”, NATL, 7%, 2010	4,000,000	4,104,800
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	1,042,450
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,495,000	1,210,683
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,015,000	999,896
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2032	2,825,000	649,609

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2033	$2,785,000	$590,531
Ferris, TX, Independent School District, PSF, 5.5%, 2034 (f)	3,000,000	3,100,500
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,380,000	1,562,215
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	339,025
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,347,635
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,020,910
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,044,090
Hartnell, CA, Community College District, Capital Appreciation (Election of 2002), “D”, 0%, 2039	9,645,000	1,145,826
Kane Kendall County, IL, Community College District, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	687,616
Kane Kendall County, IL, Community College District, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	602,539
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,318,517
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,426,077
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	752,934
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,359,668
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	1,010,318
Lancaster, TX, Independent School District, Capital Appreciation, 0%, 2014 (c)	2,000,000	844,460
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,179,337
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,025,510
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,321,554
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	5,025,000	1,615,990
Los Angeles, CA, Unified School District, “D”, 5%, 2034	1,280,000	1,284,787
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,295,140
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	686,578
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,198,812
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,219,956
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,574,145
Philadelphia, PA, School District, NATL, 6%, 2010 (c)	750,000	756,510
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,761,538
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	135,000	135,166
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,367,880
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,367,880
San Mateo County, CA (Community College District, 2005 Election), “A”, NATL, 0%, 2026	5,100,000	1,998,333
San Rafael, CA, Elementary School District, Election of 1999, NATL, 5%, 2028	2,500,000	2,549,375
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	1,610,000	408,360
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,514,800
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,009,725
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,095,300
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	786,922
West Contra Costa, CA, Unified School District, Election of 2005, “C”, ASSD GTY, 0%, 2029	3,440,000	936,540
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	398,995
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,680,035
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,780,938
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,215,757

		$109,240,222

Healthcare Revenue - Hospitals – 24.5%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$712,010

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$255,000	$189,521
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	2,908,040
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	383,390
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,003,180
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,750,840
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	8,525,000	7,024,515
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,348,274
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,665,656
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,405,000	1,254,201
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,403,330
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,390,000	1,311,854
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,536,142
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	176,559
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	85,417
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	297,353
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,955,223
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	2,970,000	2,889,246
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	909,891
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	548,595
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,113,118
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	5,097,600
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,381,716
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,386,566
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,504,985
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,178,540
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,002,484
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,302,786
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,382,689
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FSA, 11.16%, 2027 (p)	4,950,000	5,500,539
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,097,456
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,803,353
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	750,000	723,750
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	2,957,130

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	$2,990,000	$3,032,727
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,311,592
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,715,368
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,147,541
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	6,781,596
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,524,600
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,506,334
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	2,500,000	2,210,375
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,891,566
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2010 (c)	7,500,000	7,732,800
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,010,500
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,576,275
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,962,733
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,253,110
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarion Hospital), “B”, 5%, 2033	2,490,000	2,270,407
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	202,327
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	415,591
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,558,859
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,018
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,606,393
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	401,296
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	246,895
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,442,302
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	5,215,000	4,873,835
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,217,411
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	3,980,000	4,141,787
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	3,031,017
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,482,500
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	205,737
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,737,255
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	56,211
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,542,138
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	836,936
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,057,310

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	$3,205,000	$652,602
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	383,810
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,945,000	1,765,126
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,810,094
Lauderdale County & Florence, AL (Coffee Health Group), “A”, NATL, 5.25%, 2019	950,000	847,666
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,242,720
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,318,333
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	5,233,149
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	269,317
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	269,644
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,166,500
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,038,250
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	513,650
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	968,881
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,515,414
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,648,044
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,436,600
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,832,415
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,080,960
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	615,381
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,515,427
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,000,000	3,005,070
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,959,565
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	985,462
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	292,863
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	733,043
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,203,135
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	6,888,144
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,308,067
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	882,023
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	525,026
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,695,414

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	$125,000	$128,576
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	4,385,000	4,323,391
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	825,000	807,007
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	496,059
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	205,000	215,420
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,037,530
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	512,845
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	475,137
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	464,120
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	508,609
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	1,652,828
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	2,979,060
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,761,288
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,624,993
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,509,571
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	595,000	594,113
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,814,200
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	716,276
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	776,450
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	575,000	512,676
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,371,160
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	259,825
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,535,042
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,658,668
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	3,265,000	3,240,121
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,455,000	1,496,206
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,666,173
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,276,265
Reno, NV, Hospital Rev. (Washoe Medical Center) “N”, FSA, 5.5%, 2039	450,000	450,275
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,924,539

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	$7,645,000	$8,521,805
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,710,195
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	705,159
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,018,363
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,747,964
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	746,415
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	245,331
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,099,522
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,229,860
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,420,873
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	336,726
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	561,210
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	843,467
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,004,050
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,820,442
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	484,468
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,596,498
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,000,000	1,037,540
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	503,460
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	350,000	330,106
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,021,413
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,520,000	1,515,759
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	552,913
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	7,465,000	7,336,453
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	4,049,854
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,566,600
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,008,540
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	2,929,971
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	845,117
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	779,160
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,031,290
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,367,779

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	$685,000	$718,449
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	409,920
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,640,192
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,344,435
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	505,160
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,168,552
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	850,665
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,519,238
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	3,899,297
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,592,266
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	3,992,770
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	488,155
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	187,221
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,253,213
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	995,260
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston), “A”, 5.625%, 2032	1,210,000	1,167,142
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,846,481
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,263,647
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,586,574
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	861,925
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	657,891
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,841,658
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,016,681
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,801,864
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	963,729
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,474,470
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,343,350
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,124,890
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	4,155,000	3,679,211
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,190,163
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	290,000	293,492

		$377,927,773

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 1.7%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,635,000	$1,204,128
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	923,989
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	305,000	328,543
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	199,701
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	878,724
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	799,821
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	4,755,000	4,617,533
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013	270,000	319,675
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013	105,000	124,318
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	345,000	350,251
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	2,030,000	2,054,786
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	409,811
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,163,096
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	765,000	624,125
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	440,000	501,371
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	959,228
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	810,000	789,264
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	362,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	383,276
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,004,985
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 8.25%, 2044	4,500,000	4,335,390
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	438,015
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,438,330

		$26,210,610

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$120,000	$117,709
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	95,000	92,105
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	984,130

		$1,193,944

Industrial Revenue - Airlines – 0.7%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,310,657
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	956,711
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	448,795
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	499,190
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	457,701

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	$235,000	$229,405
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,379,021
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	1,294,680
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	2,794,865
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	1,948,820

		$11,319,845

Industrial Revenue - Chemicals – 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,620,285
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	816,988
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,622,064
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	4,870,000	5,154,895
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	991,020

		$13,205,252

Industrial Revenue - Environmental Services – 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$955,444
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,731,940
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,627,021
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,515,150
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	528,630
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,027,894
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,000,388
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	283,383
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,235,900
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	645,010

		$13,550,760

Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other – 2.0%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$133,863	$26,773
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	123,154	24,631
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	439,855
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	495,550
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	4,323,158
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,738,379
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,308,970

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$400,000	$410,272
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	475,720
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	564,333
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	963,576
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	677,115
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	3,955,000	3,516,351
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	6,138,843

		$31,103,526

Industrial Revenue - Paper – 0.8%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,544,224
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,697,744
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,134,585
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	280,000	246,400
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,415,685
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.), “B”, 6.45%, 2019	2,000,000	2,017,860
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,648,542
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,271,488
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	5,665

		$11,982,193

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,038,253
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	1,310,000	1,324,947
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,010,000	1,020,383
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	233,199	700
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	662,945
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	491,801
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,966,440
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,757,347
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	565,272

		$10,828,088

Miscellaneous Revenue - Other – 1.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$318,534
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	425,104
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	814,850
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,292,335

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	$1,120,000	$1,039,282
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	1,980,173
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	418,434
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,294,072
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,844,824
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,513,872
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	50,000	35,039

		$16,976,519

Multi-Family Housing Revenue – 0.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$509,864
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,178,916
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	213,736
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,390,950
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,156,692
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,540,840
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	290,354
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	2,064,630

		$8,345,982

Sales & Excise Tax Revenue – 2.2%
Illinois Sales Tax Rev., “P”, 6.5%, 2022	$5,000,000	$5,824,700
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	3,239,880
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,847,329
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	4,000,000	4,068,800
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,242,039
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,409,338
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	7,071,998
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,307,398
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	2,225,000	802,046

		$33,813,528

Single Family Housing - Local – 2.1%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,836,928
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	101,000	110,931
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,765,000	1,805,560
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	26,659
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,135,000	2,175,437
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	365,000	377,895
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	15,000	15,207
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	70,000	72,021
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,529,398
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,015,000	3,117,299
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	155,000	40,164
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	70,417
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	125,000	132,255

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	$430,000	$455,181
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	35,000	37,380
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	60,000	62,527
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	530,000	531,246
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	184,874
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	2,755,000	2,838,917
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,095,000	2,113,918
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,420,000	1,480,279
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	395,000	407,577
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	535,000	543,897
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	255,000	270,739
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,885,000	1,874,953
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	3,355,000	3,465,447
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	190,000	194,412
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	580,000	588,282
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,040,000	1,068,028
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	270,000	285,892
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	725,000	755,747
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,605,000	1,654,578
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	370,000	387,464
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	615,000	651,814

		$32,163,323

Single Family Housing - State – 1.5%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,775,000	$3,769,602
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	3,355,000	1,931,943
California Housing Finance Agency Rev., Home Mortgage, NATL, 0%, 2028	2,250,000	729,990
Colorado Housing & Finance Authority Rev., 6.05%, 2016	100,000	103,765
Colorado Housing & Finance Authority Rev., 7.45%, 2016	110,000	114,143
Colorado Housing & Finance Authority Rev., 6.875%, 2028	15,000	15,294
Colorado Housing & Finance Authority Rev., 6.8%, 2030	145,000	148,716
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	65,000	66,075
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	19,000	19,195
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	70,000	73,536
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	480,000	497,870
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	445,000	479,314
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	115,000	119,636
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	50,000	53,292

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	$70,000	$72,843
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	150,000	155,562
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,375,000	1,462,464
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,035,000	1,053,744
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	725,000	742,168
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	365,000	382,166
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	25,000	25,852
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,370,000	1,390,180
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	65,000	67,677
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	105,000	105,759
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	240,000	248,556
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	245,000	256,525
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	480,000	483,691
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	410,000	439,172
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	165,000	167,082
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	115,000	116,443
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	300,000	323,412
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	175,000	186,632
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	305,000	315,346
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	895,000	942,247
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,300,000	1,334,736
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	435,000	446,984
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,595,000	1,672,900
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	705,000	715,011
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,690,000	1,797,501
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	522,070
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	270,000	267,962

		$23,817,056

Solid Waste Revenue – 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,722,945
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	735,000	704,718
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	1,555,000	1,570,845
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	925,330
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	577,110

		$5,500,948

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$571,116
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,083,696
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,133,620

		$2,788,432

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 7.3%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,646,322
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,743,056
Allen County, IN (Jail Building Corp.), First Mortgage, 5.75%, 2011 (c)	2,750,000	2,959,660
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	2,904,069
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.297%, 2018	1,900,000	2,047,801
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,600,000	8,191,204
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.095%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	7,000,000	4,900,560
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.793%, 2018 (p)	900,000	1,040,022
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,034,080
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,410,189
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	3,050,483
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	849,113
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	873,900
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,098,285
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,089,067
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,662,750
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,627,033
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,372,550
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,318,381
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, NATL, 5.5%, 2035	7,000,000	6,811,280
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	23,610,000	27,550,037
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,070,388
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,013,200
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,599,735
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,236,400

		$113,349,565

Student Loan Revenue – 0.3%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$621,010
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,490,000	3,609,323
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, NATL, 6.1%, 2018	390,000	393,728

		$4,624,061

Tax - Other – 0.1%
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	$1,930,000	$2,053,115

Tax Assessment – 1.0%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,210,984
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	925,000	852,952
Fishhawk Community Development District, FL, 5.125%, 2014	95,000	89,133
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	1,901,060
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	35,000	34,256
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	681,614

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037 (d)	$1,795,000	$1,059,014
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013 (d)	815,000	482,219
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,075,380
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (d)	105,000	63,022
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	34,960
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,270,000	825,386
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	449,409
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,075,678
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,130,960
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,093,680
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	170,000	157,899
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	760,000	537,115
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	519,578
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	99,200
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	89,620

		$15,463,119

Tobacco – 3.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,040,000	$2,213,155
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,530,000	2,270,068
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,315,000	2,813,341
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,000,000	2,255,370
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,990,000	4,918,509
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	8,900,000	6,012,751
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,050,000	1,053,402
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,355,000	2,633,691
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	356,958
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	141,078
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,630,744
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,650,000	1,649,868
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,370,962
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	4,195,000	3,192,185
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,255,000	2,449,742
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,755,000	2,588,885
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	4,405,000	425,611
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2041	3,600,000	220,104
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,149,040
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	4,485,000	4,424,901
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	2,407,364
Washington Tobacco Settlement Authority, 6.5%, 2026	195,000	196,104

		$49,373,833

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 1.4%
E-470 Public Highway Authority Rev., CO, Capital Appreciation “B”, NATL, 0%, 2010 (c)	$5,000,000	$3,266,200
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	8,496,215
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016	1,000,000	1,064,270
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, FSA, 0%, 2033	10,965,000	8,234,386

		$21,061,071

Transportation - Special Tax – 2.1%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$2,000,000	$2,414,140
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,072,250
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,795,183
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	4,395,000	4,607,366
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,185,900
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,175,358

		$32,250,197

Universities - Colleges – 11.4%
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,575,650
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,682,135
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	350,000	350,907
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	1,195,000	1,189,503
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,667,540
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,111,230
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	2,152,731
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	345,352
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,563,915
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,233,841
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,877,657
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,810,472
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,940,821
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	198,977
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	212,923
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,409,312
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	505,396
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	11,570,000	6,731,773
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,503,835
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,091,003
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,048,858
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	512,006
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,235,000	3,939,143
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,934,988
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,276,868
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	2,790,000	2,263,109
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,270,055

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	$5,000,000	$5,112,850
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmie University Income Project), 6.125%, 2039	3,000,000	2,953,500
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,732,889
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,745,000	1,526,369
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	500,828
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	587,124
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,214,134
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	7,019,684
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,750,000	3,798,750
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	393,464
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,306,715
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,733,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,257,543
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,198,628
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	915,434
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	2,921,411
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,709,223
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,476,480
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	200,000	207,494
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	90,000	90,032
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,406,932
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,204,458
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,284,229
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	454,533
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	856,214
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,326,520
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,082,454
University of California, “A”, NATL, 4.5%, 2037	8,545,000	7,824,315
University of Mississippi, Educational Building Corp. Rev. (Residential College), “C”, 4.75%, 2034	860,000	858,701
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,076,694
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,788,793
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	653,847
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	428,057

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	$520,000	$503,729
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,191,175

		$175,996,453

Universities - Dormitories – 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$828,774
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,618,673
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	948,540
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	1,029,680

		$4,425,667

Universities - Secondary Schools – 0.9%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$564,565
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,767,211
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,877,269
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,015,000	2,952,650
La Vernia, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, 6.25%, 2039	1,470,000	1,425,591
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (d)	100,000	45,991
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,078,620
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	382,796

		$14,094,693

Utilities - Investor Owned – 4.3%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$994,280
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,012,192
Brazos River, TX, Authority Rev. (Centerpoint Energy), “C”, AMBAC, 5.125%, 2019	3,965,000	3,965,238
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	1,600,000	1,637,520
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,008,544
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 6.375%, 2022	1,000,000	1,001,730
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	568,034
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	500,205
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	4,882,001
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,886,215
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,813,160
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,930,864
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,659,893
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	706,508
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,197,373
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	701,355
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	703,430
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	1,066,538

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$1,970,000	$2,091,254
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,013,320
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,016,740
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	4,950,000
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	1,390,000	1,411,740
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,649,676
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	4,981,300
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,023,934
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,060,000	1,965,652
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,372,800
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	450,020
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	4,025,000	4,085,536
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	905,833

		$66,152,885

Utilities - Municipal Owned – 6.8%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,642,005
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,838,700
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	171,557
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,259,720
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,154,560
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,507,919
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	431,912
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,634,506
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	26,955,000	26,960,391
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	3,685,000	3,976,778
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,796,878
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,596,900
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,316,440
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,848,653
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,677,565
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,452,962
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	991,370

		$104,258,816

Utilities - Other – 2.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$667,078
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	1,921,659
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,735,000	1,805,372
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	1,000,000	1,006,290
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	845,000	828,658
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,684,598
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,685,000	1,775,822
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	4,979,737
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	7,790,000	6,614,956

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	$1,575,000	$1,646,521
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,529,490
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,670,994
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,377,917
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,192,540
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	4,284,991
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,310,999

		$36,297,622

Water & Sewer Utility Revenue – 5.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$2,987,113
California Department of Water Resources Center (Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	25,538,494
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,658,688
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,317,477
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	3,835,000	4,523,574
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,170,000	1,198,220
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,080,447
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	965,392
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,500,000	1,496,430
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	6,635,541
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	7,106,828
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	4,215,000	4,759,072
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,270,619
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	579,382
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,046,760
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	2,145,000	2,156,969
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, BHAC, 5%, 2032	3,405,000	3,478,582
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,204,385

		$78,003,973

Total Municipal Bonds		$1,558,517,516

Floating Rate Demand Notes – 0.3%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 0.26%, due 1/04/10	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.05%, due 1/04/10	4,800,000	4,800,000

Total Floating Rate Demand Notes		$4,900,000

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	13,350,510	$13,350,510

Total Investments		$1,576,768,026

Other Assets, Less Liabilities – (2.2)%		(33,648,984)

Net Assets – 100.0%		$1,543,119,042

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,732,891 representing 0.2% of net assets.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,540,840
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,558,517,516	$—	$1,558,517,516
Short Term Securities	—	4,900,000	—	4,900,000
Mutual Funds	13,350,510	—	—	13,350,510

Total Investments	$13,350,510	$1,563,417,516	$—	$1,576,768,026

Other Financial Instruments
Futures	$1,447,952	$—	$—	$1,447,952

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,465,698,226

Gross unrealized appreciation	$90,916,497
Gross unrealized depreciation	(32,176,525)

Net unrealized appreciation (depreciation)	$58,739,972

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	293	33,804,875	Mar-10	1,447,952

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,180	215,304,297	(202,008,967)	13,350,510

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,151	$13,350,510

MFS® New York Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport & Port Revenue – 3.6%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,007,321
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,067,980
Port Authority NY & NJ (153rd Series), 5%, 2038	4,000,000	4,169,040
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,051,690

		$8,296,031

General Obligations - General Purpose – 3.3%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$462,191
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	846,656
New York, NY, “A”, 6%, 2010 (c)	990,000	1,020,413
New York, NY, “A”, 5%, 2039	1,500,000	1,560,015
New York, NY, “B”, 5.375%, 2010 (c)	210,000	218,268
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,062,470
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,055,430
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,161,840
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,009
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,256
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	364,725

		$7,767,273

General Obligations - Improvement – 0.2%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$141,590
Guam Government, “A”, 6.75%, 2029	90,000	92,798
Guam Government, “A”, 5.25%, 2037	290,000	241,654
Guam Government, “A”, 7%, 2039	105,000	108,150

		$584,192

General Obligations - Schools – 2.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,780,234
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,452,964
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	580,425
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	607,800
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	629,980
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	644,215

		$6,695,618

Healthcare Revenue - Hospitals – 8.6%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,001,800
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	114,079
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	414,230
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	370,680
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	609,329
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	140,689
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,430,000	1,374,745
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	972,560
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	53,800
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	727,058
New York Dormitory Authority Rev. (St. Vincent’s Hospital & Medical Center), BHAC, 5%, 2027	2,590,000	2,898,288
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	666,360

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	$1,495,000	$1,617,784
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,190,380
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	750,000	748,883
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	250,588
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	501,250
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	761,391
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,076,410
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	480,000	438,974
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	458,840
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,008,540
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	172,879
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	417,404
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	945,000	836,788
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	291,813

		$20,115,542

Healthcare Revenue - Long Term Care – 0.9%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$317,664
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	550,000	481,542
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	316,131
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	382,465
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	347,172
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,373
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	134,520

		$1,999,867

Human Services – 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$189,857
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	672,482
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	734,476
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	437,310

		$2,034,125

Industrial Revenue - Airlines – 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$99,872
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	341,432

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	$250,000	$243,603

		$684,907

Industrial Revenue - Other – 2.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,153,129
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	376,290
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol- Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,064,890
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	430,581

		$5,024,890

Industrial Revenue - Paper – 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,146
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	705,271

		$1,175,417

Miscellaneous Revenue - Entertainment & Tourism – 1.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,769,968
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	439,999	1,320
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,235,460

		$4,006,748

Miscellaneous Revenue - Other – 0.4%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,043,190

Multi-Family Housing Revenue – 3.6%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$4,020,000	$4,019,719
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	810,000	752,506
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,006,520
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,999,280
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	496,595

		$8,274,620

Sales & Excise Tax Revenue – 1.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$555,001
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	986,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,121,874
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	490,813

		$3,153,868

Single Family Housing - State – 3.0%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$2,001,340
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,644,770
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	479,580
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,536,675
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,401,224

		$7,063,589

Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$837,021

State & Agency - Other – 1.8%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$914,536

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
New York Dormitory Authority (State University), 5.375%, 2010 (c)	$1,500,000	$1,542,720
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)(f)	1,010,000	1,048,491
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	742,342

		$4,248,089

State & Local Agencies – 14.1%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	$1,405,000	$983,612
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,751,840
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,264,018
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,750,756
New York Dormitory Authority Rev., Mental Health Services, “A”, NATL, 5.75%, 2010 (c)	5,000	5,030
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	36,072
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	36,072
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	113,015
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	731,627
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,010,480
New York Dormitory Authority Rev., State Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,306
New York Dormitory Authority Rev., State Supported Debt, FSA, 5.25%, 2030	25,000	25,199
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	2,007,940
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,615,980
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	2,085,640
New York Dormitory Authority Rev., State Supported Debt, “B”, 5%, 2022	4,000,000	4,282,440
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	1,033,430
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,048,770
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,063,830
New York Urban Development Corp. Rev., “B-1”, 5%, 2036	3,000,000	3,104,850
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,202,040
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,115,020
United Nations Development Corp., “A”, 5%, 2026	500,000	521,090

		$32,799,057

Tax - Other – 5.1%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,600,000	$1,679,632
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	270,000	269,573
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	90,028
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,759,100
Hudson Yards Infrastructure Corp. Rev., “A”, FSA, 5%, 2047	2,500,000	2,336,525
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,078,640
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,020,370
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,046,140
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	645,372

		$11,925,380

Tobacco – 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$325,000	$291,610
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	330,000	280,061
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	405,000	304,475
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	765,000	516,826
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	768,713

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$1,230,000	$912,070
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	425,740
New York County Tobacco Trust II, 5.625%, 2035	800,000	717,016
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	393,205

		$4,609,716

Toll Roads – 3.0%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$2,000,000	$2,049,300
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,115,720
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	2,050,240
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	545,000	574,719
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	314,855

		$7,104,834

Transportation - Special Tax – 7.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	$1,700,000	$1,985,141
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	2,000,000	2,026,720
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,605,500
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,579,920
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,021,860
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,411,398
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,298,900
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	665,000	696,747
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	20,464
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,044,480

		$17,691,130

Universities - Colleges – 15.9%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$887,840
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,111,230
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	524,890
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5.75%, 2039	1,000,000	968,300
Hempstead, NY, Local Development Corp. Rev., (Adelphi University), “B”, 5.25%, 2039	500,000	509,735
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	1,934,011
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,622,358
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,070,695
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,029,510
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	3,072,900
New York Dormitory Authority Rev. (Pace University), NATL, 6%, 2010 (c)	1,700,000	1,764,787
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	310,458
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	605,670
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,119,120
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.25%, 2029	1,000,000	971,490
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,002,220
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	2,955,000	3,013,745

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), 5.5%, 2010 (c)	$2,500,000	$2,589,200
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	1,000,000	1,037,470
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	1,000,000	1,043,010
New York Dormitory Authority Rev., Non-State Supported Debt (Yeshiva University), 5%, 2034	1,500,000	1,539,195
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	1,944,258
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,044,220
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	431,115
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,227,737
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	600,063

		$36,975,227

Utilities - Investor Owned – 0.6%
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,504,890

Utilities - Municipal Owned – 4.8%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,006,530
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,139,900
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,243,960
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	2,009,980
Long Island Power Authority, Electric Systems Rev., “C”, FSA, 5%, 2035	1,520,000	1,527,585
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,020,820
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,996

		$11,149,771

Utilities - Other – 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,143,482

Water & Sewer Utility Revenue – 8.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$1,200,000	$1,191,084
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,368,730
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,254,340
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	179,293
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	30,000	30,085
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	10,000	10,030
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	968,313
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,142,507
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,022,728
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,277,930
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,059,310
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	1,500,000	1,542,165
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,056,220
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	920,000	896,522
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,563,915
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	635,841
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	835,000	956,710

6

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	$660,000	$722,588
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	235,000	258,761

		$19,137,072

Total Municipal Bonds		$227,045,546

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	2,542,961	$2,542,961

Total Investments		$229,588,507

Other Assets, Less Liabilities – 1.4%		3,182,168

Net Assets – 100.0%		$232,770,675

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$227,045,546	$—	$227,045,546
Mutual Funds	2,542,961	—	—	2,542,961

Total Investments	$2,542,961	$227,045,546	$—	$229,588,507

Other Financial Instruments
Futures	$247,091	$—	$—	$247,091

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$222,128,730

Gross unrealized appreciation	$10,594,284
Gross unrealized depreciation	(3,134,507)

Net unrealized appreciation (depreciation)	$7,459,777

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	50	$5,768,750	Mar-10	$247,091

At December 31, 2009 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,943,829	38,798,086	(43,198,954)	2,542,961

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,329	$2,542,961

9

MFS® North Carolina Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.8%
Airport & Port Revenue – 3.9%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,523,622
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,059,020
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,584,298
Charlotte, NC, Airport Rev., “B”, NATL, 5.875%, 2019	1,000,000	1,008,300
Charlotte, NC, Airport Rev., “B”, NATL, 5.875%, 2020	3,775,000	3,804,860
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,793,150

		$15,773,250

General Obligations - General Purpose – 2.0%
Cary, NC, “B”, 4%, 2014	$1,000,000	$1,112,890
Charlotte, NC, “B”, 5%, 2019	2,000,000	2,322,000
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	970,812
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,632,947
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,240,129

		$8,278,778

General Obligations - Improvement – 2.2%
Guam Government, “A”, 6.75%, 2029	$240,000	$247,462
Guam Government, “A”, 7%, 2039	265,000	272,950
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	4,200,000	4,471,614
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,587,794
State of North Carolina, “A”, 5%, 2017	2,000,000	2,334,120

		$8,913,940

General Obligations - Schools – 5.2%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$3,019,940
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), “A”, NATL, 0%, 2026	3,920,000	1,304,302
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), “A”, NATL, 0%, 2027	3,410,000	1,052,394
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	145,542
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,576,692
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,358,211
San Diego, CA, Community College District, FSA, 5%, 2030	2,830,000	2,953,048
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	2,081,280
Wake County, NC, 5%, 2033	4,000,000	4,252,080
Wake County, NC, Public Improvement, 5%, 2018	3,000,000	3,460,740

		$21,204,229

Healthcare Revenue - Hospitals – 17.5%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,531,020
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,199,904
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	792,563
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,007,050
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	964,090
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Healthcare), “A”, 5.25%, 2034	1,000,000	1,019,420
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,701,118
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	373,479
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,163,837
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	615,000	640,000
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,717,643

1

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PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$245,000	$237,716
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,450,000	2,355,332
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	790,000	778,901
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6.125%, 2039	1,110,000	1,085,369
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	90,000	88,037
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), NATL, 5%, 2019	6,225,000	6,296,712
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,527,990
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,014,564
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	2,048,620
North Carolina Medical Care Commission Health System Rev. (Mission Health, Inc.), 5%, 2025	1,600,000	1,629,680
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health Systems), “A”, 5%, 2042	3,500,000	3,461,045
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,915,222
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,059,397
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	516,820
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	900,000	906,768
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,089,561
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,201,995
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	881,160
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	899,665
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	525,530
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	980,000	975,531
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,005,630
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,196,984
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,942,557
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,411,117
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	1,930,000	1,896,765
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	499,112
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	282,892
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	671,017
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,350,428
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	1,495,000	1,323,808

		$71,186,049

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,120,750
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	941,160
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	518,775
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	35,652
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	227,649

		$2,843,986

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$861,161

Industrial Revenue - Paper – 0.5%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$2,001,080

Miscellaneous Revenue - Other – 0.8%
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	$3,000,000	$3,196,740

Multi-Family Housing Revenue – 2.2%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,809,900
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,800,800
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,328,760
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,028,370
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,026,123
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	997,290

		$8,991,243

Sales & Excise Tax Revenue – 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	$4,540,000	$927,431
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,740,000	1,824,355

		$2,751,786

Single Family Housing - State – 4.2%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$395,000	$381,645
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,325,000	2,313,468
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,020,000	1,870,399
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,861,562
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,455,000	1,505,372
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,990,000	1,848,053
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,990,000	1,963,931
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,700,000	1,753,108
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	385,000	387,479
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,140,000	1,142,200
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	212,041
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	640,000	641,440
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,225,000	1,230,145

		$17,110,843

State & Agency - Other – 5.3%
Brunswick County, NC, COP, FSA, 5.5%, 2010 (c)	$1,000,000	$1,031,280
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,681,610
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,029,766
Charlotte, NC, COP (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,093,210

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
Charlotte, NC, COP (Transit Projects), 5%, 2033	$3,000,000	$3,153,150
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,047,750
Charlotte, NC, COP, “E”, 5%, 2026	760,000	817,198
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,093,080
Harnett County, NC, COP, FSA, 5.5%, 2010 (c)	1,225,000	1,294,825
Harnett County, NC, COP, FSA, 5.25%, 2015	1,020,000	1,109,036
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	362,820

		$21,713,725

State & Local Agencies – 5.7%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$645,000	$634,957
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	3,000,000	3,127,860
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	2,260,000	1,582,181
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	1,540,000	1,645,983
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	426,552
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,031,280
Iredell County, NC, Public Facilities (School Projects), FSA, 5.125%, 2027	3,230,000	3,499,027
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,810,689
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	373,104
Mooresville, NC, COP, 5%, 2032	3,120,000	3,189,451
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	876,851
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,108,900
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,726,108

		$23,032,943

Tax - Other – 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$419,336
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	145,045
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,039,320
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,739,983
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,072,064
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	291,345
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	316,071
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	299,117

		$5,322,281

Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$462,089
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	520,000	441,308
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	680,000	511,217
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	1,295,000	874,889

		$2,289,503

Transportation - Special Tax – 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (f)	$10,850,000	$12,339,922
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	1,715,000	1,880,995

		$14,220,917

Universities - Colleges – 18.8%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,371,784
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,023,720
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,474,811
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,145,920
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	1,988,700

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	$1,545,000	$1,679,415
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,426,797
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,059,507
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	933,819
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,049,430
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,236,900
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,645,750
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,654,210
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,927,565
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,048,210
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	446,857
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	248,730
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,873,142
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	2,500,000	2,562,775
North Carolina Capital Facilities, Finance Agency Rev., Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,145,040
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)	4,050,000	4,366,751
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	965,143
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,182,027
University of California Rev., “J”, FSA, 4.5%, 2035	3,250,000	3,130,790
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,095,840
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,461,412
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,147,510
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	209,944
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,919,993
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,202,880
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,059,340
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,062,160
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,423,304
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,866,026
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,969,888
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,347,708
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	2,071,925

		$76,425,723

Utilities - Investor Owned – 0.6%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,628,300

5

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 13.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$1,000,000	$1,049,760
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	2,605,000	2,729,415
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,653,222
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	583,430
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	16,144,998
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010	2,360,000	2,360,000
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010	2,735,000	2,735,000
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	2,922,739
North Carolina Municipal Power Agency, Catawba Electric Rev., NATL, 6%, 2011	5,000,000	5,247,250
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,596,900
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,352,860
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,552,600

		$54,928,174

Utilities - Other – 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,799,565
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,075,741
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,259,143
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	804,968

		$4,939,417

Water & Sewer Utility Revenue – 10.2%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,038,240
California, United Water Conservation District, COP, 5%, 2039	2,995,000	2,904,611
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	1,000,000	1,047,510
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,285,862
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,800,869
Charlotte, NC, Water & Sewer System Rev., “B”, 4.5%, 2039	3,000,000	2,956,590
Charlotte, NC, Water & Sewer System Rev., 5.5%, 2017	1,650,000	1,741,724
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	805,000	949,538
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,746,137
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,250,000	1,316,525
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,040,255
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,206,153
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	2,400,000	2,500,608
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	731,136
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	2,113,780
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	1,023,260
King County, WA, Sewer Rev., 5%, 2038	3,520,000	3,629,824
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	3,295,000	3,471,052
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,067,280
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,667,520
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,134,380

		$41,372,854

Total Municipal Bonds		$409,986,922

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	2,395,011	$2,395,011

Total Investments		$412,381,933

Other Assets, Less Liabilities – (1.4)%		(5,603,946)

Net Assets – 100.0%		$406,777,987

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

6

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS North Carolina Municipal Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$409,986,922	$—	$409,986,922
Mutual Funds	2,395,011	—	—	2,395,011

Total Investments	$2,395,011	$409,986,922	$—	$412,381,933

Other Financial Instruments
Futures	$172,964	$—	$—	$172,964

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$389,520,042

Gross unrealized appreciation	$18,219,669
Gross unrealized depreciation	(3,371,128)

Net unrealized appreciation (depreciation)	$14,848,541

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS North Carolina Municipal Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	35	$4,038,125	Mar-10	$172,964

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount
MFS Institutional Money Market Portfolio	7,145,386	77,350,538	(82,100,913)	2,395,011

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,419	$2,395,011

9

MFS® Pennsylvania Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport & Port Revenue – 1.2%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,047,710
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	503,715

		$1,551,425

General Obligations - General Purpose – 6.6%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$292,957
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	297,331
Bucks County, PA, Finance Department, 5.125%, 2022	255,000	290,348
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	233,430
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	425,833
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,206,220
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	516,575
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	514,750
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	560,330
Luzerne County, PA, FSA, 6.75%, 2023	500,000	536,675
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	505,025
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	88,840
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	418,723
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	482,724
Reading, PA, FSA, 5%, 2029	750,000	753,413
State of Pennsylvania, 6.25%, 2010	300,000	308,694

		$8,431,868

General Obligations - Improvement – 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$77,332
Guam Government, “A”, 7%, 2039	90,000	92,700

		$170,032

General Obligations - Schools – 15.9%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,034,960
Bucks County, PA, Centennial School District, “B”, FSA, 5.25%, 2037	1,000,000	1,042,710
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	369,633
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	213,112
Daniel Boone, PA, School District, 5%, 2032	500,000	523,470
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,360,437
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	796,245
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,036,980
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	746,016
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	601,564
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	658,756
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	861,968
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	56,138
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,057,742
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	294,899
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	224,136
Philadelphia, PA, School District, NATL, 6%, 2010 (c)	500,000	504,340
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	528,405
Reading, PA, School District, FSA, 5%, 2035 (f)	2,240,000	2,322,656
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,417,050
South Park, PA, School District, FGIC, 5%, 2019	750,000	763,793
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	505,350
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,746,608
West Mifflin, PA, Area School District, FSA, 5.125%, 2031	500,000	532,745

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Whitehall-Coplay, PA, School District, “A”, FSA, 5.375%, 2034	$1,000,000	$1,063,810

		$20,263,523

Healthcare Revenue - Hospitals – 18.1%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$767,346
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	565,212
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	1,012,290
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	526,515
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	164,310
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	371,610
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	54,770
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	737,655
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	554,245
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	520,375
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	779,198
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	385,000
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	680,042
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	496,510
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,002,540
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	195,000	202,927
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	572,330
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	190,754
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	775,328
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	351,946
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	250,000	280,318
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	597,642
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	690,258
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	515,765
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	726,225
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	72,770
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	770,000	740,247
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	882,023
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	234,595
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	225,033
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	396,588
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	30,000	29,346
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	479,290

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	$100,000	$103,596
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	650,000	662,974
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	30,000	30,931
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	866,050
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	850,000	780,921
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	425,302
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	527,906
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	823,553
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	115,805
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	665,000	653,549
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	164,601
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	348,341
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	530,000	520,979
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	485,000	429,463

		$23,034,974

Healthcare Revenue - Long Term Care – 2.4%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$218,960
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	200,000	164,998
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	225,255
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	219,655
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	485,545
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	493,095
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	130,238
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	47,359
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	496,655
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	253,648
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	181,423
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,186
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	72,434

		$2,999,451

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$143,514

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – 0.4%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$531,092

Industrial Revenue - Other – 1.4%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$317,292
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	153,909
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	975,860
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	270,365

		$1,717,426

Parking – 0.4%
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	$500,000	$511,130

Sales & Excise Tax Revenue – 0.4%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$505,570

Single Family Housing - Local – 0.9%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$367,215
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	880,000	823,258

		$1,190,473

Single Family Housing - State – 8.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,405,000	$1,408,625
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	750,540
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	195,000	194,696
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	270,000	277,833
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	975,000	980,723
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	1,026,610
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	490,730
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	1,088,005
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	525,000	538,293
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	495,745
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	951,030
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	745,000	669,412
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	969,740
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	485,490

		$10,327,472

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$295,362
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	501,835

		$797,197

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 1.6%
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	$2,000,000	$2,094,700

State & Local Agencies – 4.5%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$900,000	$970,011
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	730,000	511,058
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.793%, 2018 (p)	50,000	57,779
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	195,000	193,799
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,087,190
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	817,005
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	538,595
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	524,700
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,024,980

		$5,725,117

Student Loan Revenue – 1.2%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,523,610

Tax - Other – 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$139,779
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	45,014
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	500,000	505,565
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	132,200
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	135,606

		$958,164

Tax Assessment – 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$186,708

Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$165,000	$148,048
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	170,000	144,274
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	220,000	165,394
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	665,000	413,923
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	660,000	489,403
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	100,000	94,233

		$1,455,275

Toll Roads – 1.9%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$268,388
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,016,420
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, FSA, 0%, 2033	1,500,000	1,126,455

		$2,411,263

Transportation - Special Tax – 1.8%
Pennsylvania Turnpike Commission, NATL, 5%, 2024	$1,775,000	$1,833,948
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	505,480

		$2,339,428

Universities - Colleges – 15.1%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$260,305
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	336,109
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,253,238

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	$1,000,000	$1,031,980
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	241,673
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	262,343
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	556,924
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,015,570
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	297,726
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	767,993
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	365,932
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	483,965
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	481,720
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,044,068
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	499,225
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	673,598
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	548,935
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	262,155
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	551,470
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	495,335
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	504,000
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	635,639
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	497,710
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	460,200
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), NATL, 5.5%, 2010 (c)	300,000	306,138
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	505,340
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	285,885
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	269,343
Pennsylvania Public School Building Authority (Delaware County College), NATL, 5.75%, 2010 (c)	500,000	519,715
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,045,040
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,005,490
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,058,700
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	665,595

		$19,189,059

Universities - Secondary Schools – 0.5%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$604,830

6

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – 0.1%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$35,000	$35,275
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	50,000	46,485

		$81,760

Utilities - Investor Owned – 1.8%
Clarion County, PA, Industrial Development Authority, Water Facility Rev.
(Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,016,740
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	415,000	449,354
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	110,000	116,771
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	652,572

		$2,235,437

Utilities - Municipal Owned – 0.4%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	$500,000	$538,785

Utilities - Other – 1.4%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$578,621
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	295,092
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	428,257
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	235,846
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	254,990

		$1,792,806

Water & Sewer Utility Revenue – 9.4%
Allegheny County, PA, Sewer Rev., NATL, 5.75%, 2010 (c)	$750,000	$789,150
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,006,360
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	461,335
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,021,300
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	769,242
Erie, PA, Water Authority Rev., FSA, 5%, 2043	1,000,000	1,023,770
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	767,618
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	1,029,760
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	450,243
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,025,920
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,697,549
University Area Joint Authority, Sewer Rev., NATL, 5%, 2023	1,500,000	1,459,050
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	501,560

		$12,002,857

Total Municipal Bonds		$125,314,946

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	2,483,001	$2,483,001

Total Investments		$127,797,947

Other Assets, Less Liabilities – (0.2)%		(303,257)

Net Assets – 100.0%		$127,494,690

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

7

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$125,314,946	$—	$125,314,946
Mutual Funds	2,483,001	—	—	2,483,001

Total Investments	$2,483,001	$125,314,946	$—	$127,797,947

Other Financial Instruments
Futures	$123,545	$—	$—	$123,545

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$124,303,809

Gross unrealized appreciation	$4,227,013
Gross unrealized depreciation	(1,683,688)

Net unrealized appreciation (depreciation)	$2,543,325

The aggregate cost above includes prior fiscal year end tax adjustments.

9

MFS Pennsylvania Minicipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Short)	USD	25	$2,884,375	Mar-10	$123,545

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,386,723	22,819,756	(22,723,478)	2,483,001

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,690	$2,483,001

10

MFS® South Carolina Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport & Port Revenue – 1.9%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$635,004
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,499,203
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,016,228

		$3,150,435

General Obligations - General Purpose – 6.9%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,127,939
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	322,133
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	561,098
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	4,000,000	4,091,880
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,039,960
Horry County, SC, 4.5%, 2028	850,000	887,093
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	931,972
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,182,809
State of California, 6%, 2039	1,050,000	1,074,129

		$11,219,013

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$45,000	$46,399
Guam Government, “A”, 5.25%, 2037	280,000	233,321
Guam Government, “A”, 7%, 2039	50,000	51,500

		$331,220

General Obligations - Schools – 6.5%
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	$650,000	$654,355
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,088,620
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,107,547
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,168,716
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,845,130
York County, SC, School District, 5%, 2030	1,570,000	1,637,384

		$10,501,752

Healthcare Revenue - Hospitals – 20.6%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, NATL, 5%, 2022 (c)	$2,450,000	$2,454,655
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	1,050,000	1,070,496
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,900,412
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,014,610
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	978,840
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,026,241
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	152,340
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	490,037
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	292,240
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	292,240
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,452,660
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,159,640
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	438,848
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6.125%, 2039	445,000	435,125
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	624,330
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,081,457
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	292,934
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	972,635

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	$1,500,000	$1,556,310
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,013,940
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,504,185
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	980,380
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	750,000	750,578
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	755,190
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	650,000	650,423
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	856,480
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	500,000	471,580
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	650,000	625,755
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2012 (c)	1,425,000	1,564,593
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2032	825,000	828,086
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	770,000	756,741
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	110,014
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	269,464
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	715,000	707,514
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,011,915
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	640,000	566,714
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	400,000	380,632

		$33,490,234

Healthcare Revenue - Long Term Care – 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$323,028
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	338,010
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	317,328
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	360,280

		$1,338,646

Human Services – 0.6%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$990,000	$990,782

Industrial Revenue - Chemicals – 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$929,820

Industrial Revenue - Other – 1.0%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,218,290

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$385,000	$385,520

		$1,603,810

Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,001,360

Miscellaneous Revenue - Other – 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$570,599
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	593,870
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	623,284

		$1,787,753

Multi-Family Housing Revenue – 1.3%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$949,340
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,174,789

		$2,124,129

Sales & Excise Tax Revenue – 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	$1,840,000	$375,875
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	724,842

		$1,100,717

Single Family Housing - State – 4.1%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$415,000	$427,811
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	910,000	892,528
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	988,700
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	391,171
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,648,407
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	971,687
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,349,835

		$6,670,139

Solid Waste Revenue – 0.6%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,024,410

State & Local Agencies – 1.0%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$620,000	$662,668
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	295,287
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	692,946

		$1,650,901

Tax - Other – 3.0%
Commonwealth of Puerto Rico, 5.5%, 2010 (c)	$4,000,000	$4,194,880
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	179,716
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	60,019
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	169,216
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	180,808

		$4,784,639

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$445,000	$345,712

Tobacco – 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$201,884
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	225,000	190,951
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	275,000	206,742
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	840,000	522,850
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	830,000	615,462
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,074,520

		$2,812,409

Toll Roads – 0.8%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$1,310,000	$1,342,292

Transportation - Special Tax – 4.1%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$511,565
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,037,340
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,492,925
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,640,345

		$6,682,175

Universities - Colleges – 11.8%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$819,864
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,264,889
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,489,398
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,001,730
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,267,398
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,028,880
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	2,036,460
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,033,330
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,073,710
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,038,880
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,588,557
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,855,493
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	1,625,000	1,711,743

		$19,210,332

Utilities - Investor Owned – 1.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$800,000	$866,224
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	150,000	159,233
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,006,120

		$3,031,577

Utilities - Municipal Owned – 9.3%
Camden, SC, Public Utilities Rev., NATL, 5.5%, 2017	$75,000	$75,017
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)	1,000,000	1,113,850
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	181,965
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,055,000	1,105,387
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,154,545
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	522,708

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	$2,000,000	$2,104,380
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,715,825
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,051,500
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	530,721
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,531,335

		$15,087,233

Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$727,258
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	135,881
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	272,325
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	140,504
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	556,366
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	329,987

		$2,162,321

Water & Sewer Utility Revenue – 15.3%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,018,970
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,039,900
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	1,048,490
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	1,024,650
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,119,590
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,067,308
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,042,600
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,046,230
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	615,040
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	1,054,190
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,026,740
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	920,000	940,930
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	2,038,200
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	526,650
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,281,263
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,031,400
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	750,000	756,825
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	567,664
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,200,000	1,166,004
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,529,425

		$24,942,069

Total Municipal Bonds		$159,315,880

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	969,569	$969,569

Total Investments		$160,285,449

Other Assets, Less Liabilities – 1.5%		2,376,481

Net Assets – 100.0%		$162,661,930

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.

5

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$159,315,880	$—	$159,315,880
Mutual Funds	969,569	—	—	969,569

Total Investments	$969,569	$159,315,880	$—	$160,285,449

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$155,661,481

Gross unrealized appreciation	$6,563,506
Gross unrealized depreciation	(1,939,538)

Net unrealized appreciation (depreciation)	$4,623,968

The aggregate cost above includes prior fiscal year end tax adjustments.

7

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,723,307	30,535,624	(31,289,362)	969,569

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,365	$969,569

8

MFS® Tennessee Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.1%
Airport & Port Revenue – 1.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,511,505

General Obligations - General Purpose – 7.1%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,520,700
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	252,104
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	455,892
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	775,798
Johnson City, TN, 5%, 2031	1,000,000	1,042,620
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,159,680
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,010,170
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	514,906
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	557,140
State of California, 6%, 2039	845,000	864,418

		$9,153,428

General Obligations - Improvement – 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$179,157
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	583,495

		$762,652

General Obligations - Schools – 4.2%
Gibson County, TN, School District, NATL, 5.75%, 2016	$190,000	$190,114
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,584,035
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,026,480
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,589,222

		$5,389,851

Healthcare Revenue - Hospitals – 16.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,083,090
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	122,855
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	413,469
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,509,945
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	400,000	384,888
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	571,890
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	315,990
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	992,090
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	763,800
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,513,575
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	907,520
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)	545,000	608,465
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	459,263
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	637,038
Montgomery County, OH, Rev. (Catholic Health Initiatives), “A”, 5%, 2039	570,000	564,197
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	510,000	502,834
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	709,637

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	$500,000	$504,405
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,254,800
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	1,500,000	1,571,805
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	425,782
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	615,000	604,410
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	180,530
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	559,010
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	389,580
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	235,987
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	840,586
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	535,000	473,737

		$21,101,178

Healthcare Revenue - Long Term Care – 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$421,420
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	235,227

		$656,647

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$320,432

Miscellaneous Revenue - Other – 0.6%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$760,000	$759,985

Multi-Family Housing Revenue – 1.9%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$345,000	$349,554
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,047,800
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	510,065
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	489,278

		$2,396,697

Sales & Excise Tax Revenue – 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,159,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	7,755,000	380,383
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	517,744

		$2,057,297

Single Family Housing - State – 11.8%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$1,660,000	$1,669,064
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	634,357
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	648,457

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	$575,000	$566,300
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	679,029
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	779,107
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,740,000	1,699,893
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	695,000	683,901
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	1,012,410
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	620,000	616,801
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	620,000	618,493
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	2,039,440
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	890,000	901,944
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,500,000	1,491,180
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,020,000	1,046,102

		$15,086,478

State & Agency - Other – 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,024,070

State & Local Agencies – 13.4%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$210,000	$206,730
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	1,000,000	1,020,850
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	525,000	561,131
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,234,100
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,870,295
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	2,500,000	2,573,825
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, FSA, 5.25%, 2022	1,000,000	1,155,260
Tennessee School Bond Authority (Higher Education Facilities), “A”, FSA, 5.25%, 2012 (c)(f)	3,000,000	3,306,870
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,132,980
Tennessee School Bond Authority, “C”, FSA, 5%, 2032	2,000,000	2,106,240

		$17,168,281

Tax - Other – 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$149,763
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	50,016

		$199,779

Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$165,993
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	185,000	157,004
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	372,523
Tobacco Settlement Financing Corp., 5%, 2031	750,000	625,373

		$1,320,893

Transportation - Special Tax – 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$650,000	$675,655
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	600,000	658,074

		$1,333,729

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 5.9%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$487,580
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	415,000	424,782
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,000,150
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,639,900
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,216,562
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,735,347

		$7,504,321

Utilities - Municipal Owned – 11.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,149,280
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	973,320
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	1,000,000	1,014,830
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	885,000	927,268
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	1,059,230
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	645,028
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	218,786
Memphis, TN, Electric System Rev., 5%, 2018	1,750,000	1,987,947
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., NATL, 0%, 2012	3,305,000	3,180,104
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,562,415

		$14,718,208

Utilities - Other – 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$226,937
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	115,414
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	84,748
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,171,296

		$1,598,395

Water & Sewer Utility Revenue – 12.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,021,300
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	803,982
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	295,000	347,967
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,552,275
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,093,450
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,045,410
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	1,051,450
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	1,017,250
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,687,701
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	808,569
South Blount County, TN, Utility District Waterworks Rev., FSA, 5%, 2033	2,140,000	2,256,159
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	426,338

		$16,521,291

Total Municipal Bonds		$120,585,117

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	1,848,088	$1,848,088

4

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Total Investments	$122,433,205

Other Assets, Less Liabilities – 4.4%	5,701,980

Net Assets – 100.0%	$128,135,185

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,585,117	$—	$120,585,117
Mutual Funds	1,848,088	—	—	1,848,088

Total Investments	$1,848,088	$120,585,117	$—	$122,433,205

Other Financial Instruments
Futures	$59,302	$—	$—	$59,302

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$119,724,572

Gross unrealized appreciation	$5,075,487
Gross unrealized depreciation	(2,366,854)

Net unrealized appreciation (depreciation)	$2,708,633

The aggregate cost above includes prior fiscal year end tax adjustments.

6

MFS Tennessee Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Short)	USD	12	$1,384,500	Mar-10	$59,302

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,986,324	22,596,287	(23,734,523)	1,848,088

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,696	$1,848,088

7

MFS® Virginia Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.9%
Airport & Port Revenue – 4.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$1,004,469
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	702,665
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,410,680
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	2,797,139
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,526,549
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,814,353
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,051,089
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,831,939
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,057

		$15,858,940

General Obligations - General Purpose – 3.0%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$602,248
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,072,097
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,672,661
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	901,085
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	976,322
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,498,863
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,078,513

		$9,801,789

General Obligations - Improvement – 4.8%
Arlington County, VA, 4.5%, 2028	$255,000	$259,835
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	1,902,755
Chesterfield County, VA, 5%, 2011 (c)(f)	2,015,000	2,111,418
Guam Government, “A”, 6.75%, 2029	100,000	103,109
Guam Government, “A”, 5.25%, 2037	540,000	449,977
Guam Government, “A”, 7%, 2039	110,000	113,300
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,358,654
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,563,450
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,820,915
Suffolk, VA, 5.5%, 2010 (c)	1,880,000	1,922,244

		$15,605,657

General Obligations - Schools – 0.9%
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$125,000	$125,468
San Diego, CA, Community College District, FSA, 5%, 2030	2,570,000	2,681,744

		$2,807,212

Healthcare Revenue - Hospitals – 16.7%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,917,230
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,799,108
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	893,180
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,029,550
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,571,400
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	516,580
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,896,460
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	732,473
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	96,222
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,910,174
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,657,575

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	$1,030,000	$1,019,154
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	990,283
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	2,095,875
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,123,120
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,543,048
Medical College of Virginia, Hospital Authority Rev., NATL, 5.125%, 2018	3,000,000	3,032,010
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	194,054
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,995,000	1,917,913
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligations Group), “A”, 6%, 2027	635,000	626,078
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,396,346
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,618,378
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,920,000	1,974,374
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	961,020
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,517,440
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,133,366
St. Louis Park, MN, Health Care Facilities Rev. (Nicollett Health Services), 5.75%, 2039	1,700,000	1,670,726
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	540,147
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,757,180
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,610,630
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	230,505
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	560,062
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,020,610
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,013,123
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	1,280,000	1,133,427

		$54,698,821

Healthcare Revenue - Long Term Care – 1.2%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$653,228
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	226,024
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	544,940
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	564,000
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	768,010
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	629,190

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	$750,000	$592,733

		$3,978,125

Industrial Revenue - Environmental Services – 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,585,890
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,820,385

		$3,406,275

Industrial Revenue - Other – 1.2%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,002,300
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,012,170
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	751,013

		$3,765,483

Industrial Revenue - Paper – 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$889,730
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	200,000	176,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	18,025

		$1,083,755

Multi-Family Housing Revenue – 3.6%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$3,069,900
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,360,583
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	917,770
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,017,400
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,507,101
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	2,907,420

		$11,780,174

Parking – 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,639,307

Sales & Excise Tax Revenue – 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,608,133
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	3,795,000	775,243
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	2,105,494
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,541,266

		$7,030,136

Single Family Housing - State – 5.1%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,004,580
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,005,720
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,914,700
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,214,247
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,229,706
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,482,773
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,690,118
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,017,910
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 5.6%, 2026	3,000,000	3,149,430

		$16,709,184

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 1.5%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,420,537
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,610,175

		$5,030,712

State & Local Agencies – 11.7%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$984,220
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	2,735,000	2,739,759
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,002,740
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.921%, 2037	1,915,000	1,340,653
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,520,175
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,044,180
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,040,130
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,925,255
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	2,042,700
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,467,278
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,118,480
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,243,300
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	510,295
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,066,430
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,194,402
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,097,170
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,011,210
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,555,575
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,631,632
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,458,577
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,120,930
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,575,017
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,107,490
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	500,000	546,070

		$38,343,668

Tax - Other – 2.5%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,625,510
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	365,000	364,423
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	120,037
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,039,320
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,444,986
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	885,386
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	238,808
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	257,372

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	$250,000	$245,178

		$8,221,020

Tobacco – 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$565,000	$424,761
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,715,000	1,271,707
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	395,000	372,220
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,172,990
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	3,026,600

		$6,268,278

Toll Roads – 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,013,640
Transportation - Special Tax – 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 2029	$1,210,000	$1,121,827
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,616,868
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,449,767

		$4,188,462

Universities - Colleges – 4.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,732,688
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,145,920
University of Virginia (University Rev.), 5%, 2040	1,990,000	2,101,659
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,844,863
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,626,180
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,023,530
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,773,820
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	1,975,298

		$14,223,958

Utilities - Investor Owned – 1.1%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,025,950
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	703,430

		$3,729,380

Utilities - Municipal Owned – 4.2%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$289,740
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,028,666
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	395,000	413,865
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,555,655
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	527,331
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,437,900
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	1,030,410
Richmond, VA, Public Utilities Rev., 5%, 2035	2,415,000	2,551,423

		$13,834,990

Utilities - Other – 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$963,579
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	559,779

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$290,000	$291,044
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	212,820
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,112,731

		$3,139,953

Water & Sewer Utility Revenue – 23.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,063,900
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,046,560
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,309,029
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,121,740
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	3,935,513
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,345,380
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,574,584
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,985,000	3,144,489
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,121,840
Richmond, VA, Public Utilities Rev., 5%, 2040	2,000,000	2,103,780
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,479,276
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,518,795
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,526,160
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,424,211
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,081,000
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,028,280
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,960,505
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,228,389
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,183,301
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,359,965
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,177,699
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,865,583
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,199,680
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,085,810
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,882,110
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	646,827
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	359,349
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	330,000	336,069
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	240,228
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	91,700
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	250,577
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,236,880
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2010 (c)	1,030,000	1,055,863
Virginia Resources Authority, Infrastructure Rev., “A”, 5.5%, 2011 (c)	710,000	763,378
Virginia Resources Authority, Infrastructure Rev., “A”, 5.5%, 2011 (c)	660,000	709,619
Virginia Resources Authority, Infrastructure Rev., “A”, 5.5%, 2011 (c)	750,000	806,385
Virginia Resources Authority, Infrastructure Rev., “A”, 5.5%, 2011 (c)	700,000	752,626
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,736,162
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,073,072

		$76,235,754

Total Municipal Bonds		$323,394,673

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	5,540,466	$5,540,466

6

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Total Investments	$328,935,139

Other Assets, Less Liabilities – (0.6)%	(2,104,745)

Net Assets – 100.0%	$326,830,394

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$323,394,673	$—	$323,394,673
Mutual Funds	5,540,466	—	—	5,540,466

Total Investments	$5,540,466	$323,394,673	$—	$328,935,139

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$217,440	$—	$—	$217,440

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$315,654,158

Gross unrealized appreciation	$14,111,731
Gross unrealized depreciation	(6,260,734)

Net unrealized appreciation (depreciation)	$7,850,997

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Derivative Contracts at 12/31/09

Futures Contracts Outstanding at 12/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	44	5,076,500	Mar-10	$217,440

At December 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,256,944	51,726,954	(49,443,432)	5,540,466

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,272	$5,540,466

9

MFS® West Virginia Municipal Bond Fund

12/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
General Obligations - General Purpose – 13.9%
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	$6,000,000	$6,137,814
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,488,555
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	706,485
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,932,140
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	707,995
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	769,385
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	708,728
State of West Virginia, NATL, 5%, 2015	2,500,000	2,864,300
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,031,780
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,592,446

		$18,939,628

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$36,088
Guam Government, “A”, 5.25%, 2037	250,000	208,323
Guam Government, “A”, 7%, 2039	45,000	46,350

		$290,761

General Obligations - Schools – 1.8%
Monongalia County, WV, Board of Education, NATL, 5%, 2027	$2,350,000	$2,459,181

Healthcare Revenue - Hospitals – 12.3%
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	$465,000	$460,104
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	919,239
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	428,782
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, FSA, 5.25%, 2028	220,000	228,943
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	684,226
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	82,473
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	821,963
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	470,000	419,057
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,018,630
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	585,786
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), N, 5.875%, 2034	1,000,000	1,036,670
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,564,640
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,040,000	1,040,489
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,002,130
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	463,940
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,528,550
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,019,220
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,002,370
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	355,000	337,811

		$16,645,023

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$350,473

Miscellaneous Revenue - Other – 1.5%
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 2039	$2,000,000	$1,987,760

Sales & Excise Tax Revenue – 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$1,000,973
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	665,785

		$1,666,758

Single Family Housing Revenue - Local – 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$20,000	$20,018

Single Family Housing - State – 4.0%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$886,151
West Virginia Housing Development Fund Rev., 5.3%, 2023	395,000	395,352
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	850,000	787,202
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,373,649

		$5,442,354

Solid Waste Revenue – 0.2%
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$305,000	$325,069

State & Local Agencies – 19.0%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$582,507
Huntington, WV, Municipal Development Authority Rev., NATL, 5.1%, 2018	1,740,000	1,766,030
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,699,675
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,590,097
West Virginia Economic Development Authority (Correctional Juvenile & Public), NATL, 5%, 2026	2,100,000	2,146,662
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,565,083
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,030,860
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,287,040
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,126,500
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,023,790
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	670,097
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,391,693
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	895,630

		$25,775,664

Tax - Other – 3.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$159,747
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	55,017
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	384,023
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	105,075
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	108,367
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	107,878
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	1,039,950
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	772,470
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,125,620

		$4,858,147

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$333,830
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	259,572

		$593,402

Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$190,000	$170,479
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	195,000	165,491

		$335,970

Transportation - Special Tax – 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 2029	$1,820,000	$1,687,377

Universities - Colleges – 17.4%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,544,025
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,235,350
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,270,903
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,180,000	1,392,140
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,270,699
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,681,214
University of California Rev., “J”, FSA, 4.5%, 2035	1,255,000	1,208,967
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,712,710
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,541,790
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,023,420
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,767,972
West Virginia University, University Systems Rev. (West Virginia University), NATL, 5.5%, 2020	1,700,000	1,909,321
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,154,000
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	994,360

		$23,706,871

Utilities - Investor Owned – 4.8%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$760,710
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	508,907
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	360,927
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	278,505
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,617,450

		$6,526,499

Utilities - Municipal Owned – 0.7%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$945,000	$990,133

Utilities - Other – 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$652,939
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	489,437
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	247,109
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	125,450
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	289,988

		$1,804,923

3

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 14.4%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$769,210
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	281,139
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	409,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,047,707
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	310,000	365,661
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	203,484
King County, WA, Sewer Rev., 5%, 2038	1,360,000	1,402,432
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	2,000,000	2,035,200
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,251,280
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,017,610
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,041,780
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,909,708
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	895,000	929,323
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,981,883
West Virginia Water Development Authority, Infrastructure Rev., “A”, FSA, 4.75%, 2045	2,000,000	1,949,480

		$19,595,337

Total Municipal Bonds		$134,001,348

Money Market Funds (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value	420,061	$420,061

Total Investments		$134,421,409

Other Assets, Less Liabilities – 1.1%		1,541,394

Net Assets – 100.0%		$135,962,803

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$134,001,348	$—	$134,001,348
Mutual Funds	420,061	—	—	420,061

Total Investments	$420,061	$134,001,348	$—	$134,421,409

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$133,307,863

Gross unrealized appreciation	$3,398,998
Gross unrealized depreciation	(2,285,452)

Net unrealized appreciation (depreciation)	$1,113,546

The aggregate cost above includes prior fiscal year end tax adjustments.

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MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/09 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,773,553	21,290,629	(23,644,121)	420,061

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,245	$420,061

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2010

*	Print name and title of each signing officer under his or her signature.